                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about the ExecAnnuity Plus '93 variable annuity policy (Form A3021-93) and the ExecAnnuity Plus '91 variable annuity policy (Form A3018-91) issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). Information specific to ExecAnnuity Plus '91 (A3018-91) is set forth in Appendix C. As of the date of this Prospectus, the Company has effectively ceased issuing new contracts except in connection with certain preexisting contractual plans and programs.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information ("SAI") dated April 30, 2010 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881. The Table of Contents of the SAI is listed on page 3 of this Prospectus. This Prospectus and the SAI can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).
The Separate Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub--Account offered as an investment option invests exclusively in shares of one of the following funds:

GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio
AllianceBernstein VPS Small/Mid-Cap Value Portfolio
AllianceBernstein VPS Value Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund
DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

DELAWARE VIP TRUST (SERVICE CLASS)
Delaware VIP Smid Cap Growth Series

DWS VARIABLE SERIES II
DWS Strategic Value VIP
DWS Technology VIP

EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Contrafund-Registered Trademark- Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio

INVESCO VARIABLE INSURANCE FUNDS (SERIES I SHARES)
Invesco V.I. Capital Appreciation Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Large Cap Growth Fund

INVESCO VARIABLE INSURANCE FUNDS (SERIES II SHARES)
Invesco V.I. Basic Value Fund
Invesco V.I. Capital Development Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Janus Portfolio

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS) MFS-Registered Trademark- Mid Cap Growth Series
MFS-Registered Trademark- New Discovery Series
MFS-Registered Trademark- Total Return Series
MFS-Registered Trademark- Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund-Registered Trademark-/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Company's General Account is also available as an investment option and offers a fixed interest rate guaranteed for one year from the time a payment is received.

                              DATED APRIL 30, 2010

                               TABLE OF CONTENTS

SPECIAL TERMS...............................................           4
SUMMARY OF FEES AND EXPENSES................................           5
SUMMARY OF THE POLICY FEATURES..............................           9
PERFORMANCE INFORMATION.....................................          12
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE
  UNDERLYING FUNDS..........................................          14
INVESTMENT OBJECTIVES AND POLICIES..........................          16
WHAT IS AN ANNUITY?.........................................          22
CHARGES AND DEDUCTIONS......................................          23
  SURRENDER CHARGE..........................................          23
  PREMIUM TAXES.............................................          26
  POLICY FEE................................................          26
  CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT
    (M-GAP) RIDER...........................................          26
  ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS............          27
THE VARIABLE ANNUITY POLICIES...............................          29
  DISRUPTIVE TRADING........................................          29
  PURCHASE PAYMENTS.........................................          30
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.............          31
  RIGHT TO CANCEL ALL OTHER POLICIES........................          31
  TELEPHONE TRANSACTION PRIVILEGE...........................          31
  TRANSFER PRIVILEGE........................................          32
  AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING
    OPTIONS.................................................          32
  SURRENDER.................................................          33
  PARTIAL REDEMPTION........................................          34
  DEATH BENEFIT.............................................          34
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................          36
  ASSIGNMENT................................................          36
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.........          36
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS............          37
  NORRIS DECISION...........................................          38
  COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT
    PAYMENTS................................................          38
FEDERAL TAX CONSIDERATIONS..................................          41
LOANS (QUALIFIED POLICIES ONLY).............................          50
STATEMENTS AND REPORTS......................................          50
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........          51
VOTING RIGHTS...............................................          52
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................          52
DISTRIBUTION................................................          52
LEGAL MATTERS...............................................          53
FURTHER INFORMATION.........................................          53
APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT......         A-1
APPENDIX B--CONDENSED FINANCIAL INFORMATION.................         B-1
APPENDIX C--POLICY NO. A3018-91 (AND STATE VARIATIONS
  THEREOF)..................................................         C-1
APPENDIX D--IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE
  STATEMENT.................................................         D-1

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.............................           3
TAXATION OF THE POLICY, THE SEPARATE ACCOUNT AND THE
  COMPANY...................................................           5
SERVICES....................................................           5
UNDERWRITERS................................................           6
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT
  CALCULATION...............................................           7
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
  PROGRAM...................................................           8
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
  (M-GAP) RIDER.............................................           9
PERFORMANCE INFORMATION.....................................          10
FINANCIAL STATEMENTS........................................         F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the General Account credited to the Policy on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity payments begin.

ANNUITANT: the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE: the date on which annuity payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity payments under the Policy.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ANNUITY PAYOUT: an annuity payout option providing for payments which remain fixed in amount throughout the annuity payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a Separate Account.

SEPARATE ACCOUNT: Separate Account VA-K of the Company. Separate Account VA-K consists of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

SERVICE OFFICE: Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") provide administrative, accounting, and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place Topeka, KS 66675, Telephone 1-800-533-7881.

SUB-ACCOUNT: a subdivision of the Separate Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Policy on full surrender after deducting any applicable Policy fee, rider charge and surrender charge.

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be materially affected.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Date to the next.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of the Goldman Sachs VIT Structured U.S. Equity Fund, Goldman Sachs VIT Money Market Fund, or Goldman Sachs VIT Equity Index Fund.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will bear under the ExecAnnuity Plus Policies. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy. The purpose of the tables is to help you understand these various charges.

                                    TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE POLICY AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                                MAXIMUM
                                                                 CHARGE
                                                          --------------------
SURRENDER CHARGE(1):
(as a percentage of payments withdrawn).................          8.0%

TRANSFER CHARGE(2):.....................................   $0 on the first 12
                                                             transfers in a
                                                                 Policy
                                                          year. Up to $25 for
                                                          subsequent transfers

       -------------------------------

       (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any period certain option. The charge is a percentage of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period. For purposes of calculating the Surrender Charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Purchase Payments in the chronological order in which they were received.

COMPLETE YEARS FROM
DATE OF PAYMENT                                                CHARGE
-------------------                                           --------
0-2.........................................................      8%
3...........................................................      7%
4...........................................................      6%
5...........................................................      5%
6...........................................................      4%
7...........................................................      3%
8...........................................................      2%
9...........................................................      1%
Thereafter..................................................      0%

       (2) The Company currently makes no charge for processing transfers and guarantees that the first 12 transfers in a Policy year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND:

ANNUAL POLICY FEE:(1).......................................    $ 30

ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
(on an annual basis as percentage of average daily net
assets)
    Mortality and Expense Risk Charge:......................    1.25%
    Administrative Expense Charge:..........................    0.20%
                                                                ----
    Total Annual Expenses:..................................    1.45%

OPTIONAL RIDER CHARGES:
  The charge on an annual basis as a percentage of the
    Accumulated Value is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a ten-year waiting period(2).....................    0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a fifteen-year waiting period(2).................    0.15%

       -------------------------------

       (1) During the accumulation phase, a Policy fee equal to the lesser of $30 or 3% is deducted annually and upon surrender when Accumulated Value is $50,000 or less. The fee is waived for Policies issued to and maintained by the trustee of a 401(k) plan.

       (2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

                                   TABLE III
            TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

The table below shows the minimum and maximum expenses of the Funds during 2009. The levels of fees and expenses vary among the Underlying Funds, and may vary from year to year.

TOTAL ANNUAL FUND OPERATING
EXPENSES                                  MINIMUM                        MAXIMUM
---------------------------    -----------------------------  -----------------------------
Expenses that are deducted     Annual charge of 0.58% of      Annual charge of 1.69% of
from Underlying Fund assets,   average daily net assets       average daily net assets
including management fees,
distribution and/or service
(12b-1) fees and other
expenses.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds may have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time. For the year ended December 31, 2009, the lowest and highest Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursements, are 0.35% (the expense reductions/waivers may be terminated at any time) and 1.69% (there is no expense reduction or waiver in place), respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

The Underlying Fund information is based on information provided by the Underlying Funds and is not independently verified by the Company.

EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE POLICY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, POLICY FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:

                                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                      --------   --------   --------   --------
Fund with the maximum total operating expenses......   $1,078     $1,716     $2,275     $3,721

(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the maximum total operating expenses.......    $347      $1,056     $1,788     $3,721

MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the minimum total operating expenses.......    $952      $1,339     $1,619     $2,410

(2) If you do NOT surrender your Policy or if you annuitize at the end of the applicable time period under a life option:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the minimum total operating expenses.......    $211       $652      $1,119     $2,410

                         SUMMARY OF THE POLICY FEATURES

This Summary does not contain all information that may be important. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.

INVESTMENT OPTIONS

Purchase payments may be allocated among the variable Sub-Accounts available under the Policies (up to seventeen Sub-Accounts, in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund, may be utilized at any one time) and a fixed account ("General Account") of the Company (together "investment options"). The Sub-Accounts are subdivisions of Separate Account VA-K (the "Separate Account"), a separate account of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") but such registration does not involve the supervision or management of investment practices or policies by the Securities and Exchange Commission ("SEC"). For more information about the Separate Account and the Company, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING FUNDS. For more information about the General Account see APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

INVESTMENT IN THE SUB-ACCOUNT

Each Sub-Account available under the Policies invests its assets without sales charge in a corresponding investment series. You may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Underlying Funds, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING FUNDS. The accompanying prospectuses describe the investment objectives and risks of each of the Underlying Funds.

The value of each Sub-Account will vary daily depending on the performance of the investments made by the respective Underlying Funds. Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Sub-Account.

TRANSFERS BETWEEN INVESTMENT OPTIONS

Prior to the Annuity Date, amounts may be transferred among the Sub-Accounts and between the Sub-Accounts and the General Account subject to certain limitations described under "TRANSFER PRIVILEGE" under THE VARIABLE ANNUITY POLICIES. Automatic Transfers (Dollar Cost Averaging), which gradually moves money to one or more of the Underlying Funds, is available at no additional charge. Automatic Account Rebalancing, which ensures that assets remain allocated according to the Owner's designated percentage allocation mix, is also available at no additional charge. Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing may not be in effect at the same time.

ANNUITY PAYMENTS

The owner of a Policy ("Owner") may select variable annuity benefit payments based on one or more of certain Sub-Accounts, fixed annuity payouts, or a combination of fixed and variable payments. Fixed annuity payouts are guaranteed by the Company.

CANCELLATION RIGHTS

The Owner may cancel the Policy at any time between the date of the application and the date 10 days after receipt of the Policy. For more information about cancellation rights, see "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER POLICIES" under THE VARIABLE ANNUITY POLICIES.

PAYMENT MINIMUMS AND MAXIMUMS

Under the Policies, purchase payments are not limited as to frequency, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan or a payroll deduction plan, each purchase payment must be at least $50. However, in cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code (the "Code") imposes maximum limits on contributions under qualified annuity plans.

CHARGES AND DEDUCTIONS

For a complete discussion of charges, see CHARGES AND DEDUCTIONS.

SURRENDER CHARGE. No sales charge is deducted from purchase payments at the time the payments are made. However, a surrender charge may be assessed on withdrawals of payments that have not been invested for nine full years.

ANNUAL POLICY FEE. During the accumulation phase, a Policy Fee equal to the lesser of $30 or 3% of Accumulated Value will be deducted on a Policy Anniversary or upon full surrender when the Accumulated Value on that date is $50,000 or less. The Policy Fee is waived for policies issued to and maintained by the trustee of a 401(k) plan.

PREMIUM TAXES. A deduction for state and local premium taxes, if any, may be made as described under "Premium Taxes" under CHARGES AND DEDUCTIONS.

SEPARATE ACCOUNT ASSET CHARGES. The Company will deduct a daily charge, equivalent to 1.25% annually, of the average daily net assets of each Sub-Account at each Valuation Date. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts a daily charge of 0.20% per annum of the value of the average net assets in the Sub-Accounts.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy year will be free of charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

CHARGES OF THE UNDERLYING FUND. In addition to the charges described above, each Underlying Fund incurs certain management fees and expenses which are more fully described in the prospectuses of the Underlying Funds. These charges vary among the Underlying Funds and may change from year to year.

SURRENDER OR PARTIAL REDEMPTION

At any time before the Annuity Date, the Owner has the right either to surrender the Policy in full and receive its Surrender Value less any applicable tax withholding or to redeem a portion of the Policy's value subject to certain limits and any applicable surrender charge. There may be tax consequences for surrender or redemptions. For further information, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES and "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS, and FEDERAL TAX CONSIDERATIONS.

DEATH BENEFIT

If the Annuitant or Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of:

    (a) the Accumulated Value on the Valuation Date that the Company receives due proof of death;

    (b) the sum of the gross payment(s) made under the Policy reduced proportionately to reflect the amount of all partial redemptions; or

    (c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionately to reflect withdrawals after that date.

Upon death of the Owner, who is not also the Annuitant, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "DEATH BENEFIT" under THE VARIABLE ANNUITY POLICIES.

                            PERFORMANCE INFORMATION

The Company first offered ExecAnnuity Plus '93 in 1993. The Company may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Sub-Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Goldman Sachs VIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Goldman Sachs VIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION, SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Policy features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT
                            AND THE UNDERLYING FUNDS

THE COMPANY. Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company and the principal office was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity").

Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Commonwealth Annuity became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

At this time, the Company is relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

THE SEPARATE ACCOUNT. The Company maintains a separate account called Separate Account VA-K. Separate Account VA-K was authorized by vote of the Board of Directors of the Company on November 1, 1990. It is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Separate Account or the Company by the SEC.

Each Sub-Account invests in a corresponding investment portfolio. The assets used to fund the variable portions of the Policy are set aside in the Sub-Accounts of the Separate Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the Policy are obligations of the Company. Under Massachusetts law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. Subject to the provisions of the Policies, units of the Sub-Accounts are offered on a continuous basis.

The Company offers other variable annuity policies investing in the Separate Account which are not discussed in this Prospectus. The Variable Account also invests in other underlying funds which are not available to the Policy described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Underlying Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.

GOLDMAN SACHS VIT CORE FIXED INCOME FUND--seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays Capital U.S. Aggregate Bond Index (the "Index").

GOLDMAN SACHS VIT EQUITY INDEX FUND--seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND--seeks a high level of current income, consistent with safety of principal.

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT MID CAP VALUE FUND--seeks long-term capital appreciation.

GOLDMAN SACHS VIT MONEY MARKET FUND--The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar denominated obligations of foreign banks, foreign companies and foreign governments.

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND--seeks long-term growth of capital. This Fund was formerly known as Goldman Sachs VIT Capital Growth Fund.

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND--seeks long-term growth of capital. The Fund seeks this objective by investing in the stocks of leading companies within developed and emerging countries around the world, outside the U.S.

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND--The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

ADVISER: ALLIANCEBERNSTEIN L.P.

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS SMALL/MID-CAP VALUE PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--seeks long-term growth of capital.

DELAWARE VIP TRUST

ADVISER: DELAWARE MANAGEMENT COMPANY

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES--seeks long-term growth without undue risk to principal. The Series invests primarily in equity securities that provide the potential for capital appreciation. At least 65% of the Series' total assets will be invested in equity securities of issuers from foreign countries. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country. The Series' investment manager places great emphasis on those securities it believes can offer the best long-term appreciation within a three to five year horizon. The investment manager constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

DELAWARE VIP TRUST (SERVICE CLASS)

ADVISER: DELAWARE MANAGEMENT COMPANY

DELAWARE VIP SMID CAP GROWTH SERIES--seeks long-term capital appreciation. The Series invests primarily in common stocks of growth-oriented companies that the investment manager believes have long-term capital appreciation potential and expects to grow faster than the U.S. economy. The Series' investment manager particularly seeks small- to mid-sized companies. For purposes of the Series, the investment manager will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500 Growth Index. As of the latest reconstitution on June 30, 2009, the average market capitalization of a company in the Russell 2500 Growth Index was approximately $1.773 billion and the median market capitalization was approximately $465 million. The Index had a total market capitalization range of approximately $52 million to $4.244 billion. This Series was formerly known as Delaware VIP Growth Opportunities Series.

DWS VARIABLE SERIES II

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

DWS STRATEGIC VALUE VIP--The fund seeks to achieve a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks). The fund focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that portfolio management believes are undervalued. This Fund was formerly known as DWS Dreman High Return Equity VIP.

DWS TECHNOLOGY VIP--The fund seeks growth of capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the technology sector. The fund may invest in companies of any size and may invest in initial public offerings. While the fund invests mainly in U.S. stocks, it could invest up to 35% of net assets in foreign securities (including emerging markets securities).

EATON VANCE VARIABLE TRUST

ADVISER: EATON VANCE MANAGEMENT

EATON VANCE VT FLOATING-RATE INCOME FUND--seeks to provide a high level of current income. The Fund invests primarily in interests in senior floating rate loans. These loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics. The Fund normally invests at least 80% of its net assets in income producing floating rate loans and other floating rate debt securities

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO--seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. The sub-advisers are FMR Co., Inc., Fidelity
Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, ("FIIA"), Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.

FIDELITY VIP EQUITY-INCOME PORTFOLIO--seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SM) Index (S&P 500-Registered Trademark-). The sub-adviser is FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH PORTFOLIO--seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP HIGH INCOME PORTFOLIO--seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP OVERSEAS PORTFOLIO--seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP CONTRAFUND-Registered Trademark- PORTFOLIO--seeks long-term capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO--seeks to provide capital growth. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP MID CAP PORTFOLIO--seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP VALUE STRATEGIES PORTFOLIO--seeks capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

ADVISER: FRANKLIN ADVISERS, INC.--FT VIP FRANKLIN LARGE CAP
                GROWTH SECURITIES FUND,
                FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND, AND FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

ADVISER: FRANKLIN MUTUAL ADVISERS, LLC--FT VIP MUTUAL SHARES SECURITIES FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC--FT VIP TEMPLETON FOREIGN SECURITIES FUND

FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--seeks capital appreciation with current income as a secondary goal. The Fund normally invests predominantly in equity securities, including securities convertible into common stock.

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies.

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.

FT VIP MUTUAL SHARES SECURITIES FUND--seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund normally also invests to a lesser extent in risk arbitrage securities and distressed companies.

FT VIP TEMPLETON FOREIGN SECURITIES FUND--seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

INVESCO VARIABLE INSURANCE FUNDS (SERIES I SHARES)

ADVISER: INVESCO ADVISORS, INC.

INVESCO V.I. CAPITAL APPRECIATION FUND--The Funds investment objective is long-term growth of capital. The Fund invests primarily in equity securities of issuers of all market capitalizations. This Fund was formerly known as AIM V.I. Capital Appreciation Fund.

INVESCO V.I. CORE EQUITY FUND--The Fund's investment objective is long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities. This Fund was formerly known as AIM V.I. Core Equity Fund.

INVESCO V.I. GLOBAL HEALTH CARE FUND--The Fund's investment objective is growth of capital. The Fund invests under normal circumstances, at least 80% of net (plus borrowings for investment purposes) in securities of health care industry issuers. This Fund was formerly known as AIM V.I. Global Health Care Fund.

INVESCO V.I. LARGE CAP GROWTH FUND--The Fund's investment objective is long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large-capitalization issuers. This Fund was formerly known as AIM V.I. Large Cap Growth Fund.

INVESCO VARIABLE INSURANCE FUNDS (SERIES II SHARES)

ADVISER: INVESCO ADVISORS, INC.

INVESCO V.I. BASIC VALUE FUND--The Fund's investment objective is long-term growth of capital. The portfolio management team seeks to construct a portfolio of issuers that have the potential for capital growth. The Fund invests primarily in equity securities. This Fund was formerly known as AIM V.I. Basic Value Fund.

INVESCO V.I. CAPITAL DEVELOPMENT FUND The Fund's investment objective is long-term growth of capital. The Fund invests primarily in equity securities of mid-capitalization issuers. This Fund was formerly known as AIM V.I. Capital Development Fund.

JANUS ASPEN SERIES (SERVICE SHARES)

ADVISER: JANUS CAPITAL MANAGEMENT LLC

JANUS ASPEN JANUS PORTFOLIO--seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)

ADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES--seeks capital appreciation.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES--seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES--seeks total return.

MFS-REGISTERED TRADEMARK- UTILITIES SERIES--seeks total return.

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

ADVISER: OPPENHEIMERFUNDS, INC.

OPPENHEIMER BALANCED FUND/VA--seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA--seeks capital appreciation by investing in securities of well-known, established companies.

OPPENHEIMER GLOBAL SECURITIES FUND/VA--seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities

OPPENHEIMER HIGH INCOME FUND/VA--seeks a high level of current income from investment in lower grade, high-yield debt securities.

OPPENHEIMER MAIN STREET FUND-REGISTERED TRADEMARK-/VA--seeks high total return.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER EMERGING MARKETS VCT PORTFOLIO--Long-term growth of capital.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO--Long-term growth of capital. Current income is a secondary objective.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

ADVISER: T. ROWE PRICE INTERNATIONAL, INC.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. Normally at least 80% of the fund's net assets will be invested in stocks. The fund is intended for long-term investors who can accept the price volatility inherent in common stock investing, and is subject to the risks unique to international investing such as changes in currency values, and also geographic or, potentially, emerging markets risks. The sub-adviser is T. Rowe Price Global Investment Services Limited.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                              WHAT IS AN ANNUITY?

In general, an annuity is a policy designed to provide retirement income in the form of periodic annuity payments for the lifetime of the purchaser or an individual chosen by the purchaser. The retirement income payments are called "annuity payments" and the individual receiving the payments is called the "Annuitant." Annuity payments may begin immediately after a lump sum purchase is made or may begin after an investment period during which the amount necessary to provide the desired amount of retirement income is accumulated.

Under an annuity policy, the insurance company assumes a mortality risk and an expense risk. The mortality risk arises from the insurance company's guarantee that annuity payments will continue for the life of the Annuitant, regardless of how long the Annuitant lives or how long all Annuitants as a group live. The expense risk arises from the insurance company's guarantee that charges will not be increased beyond the limits specified in the policy, regardless of actual costs of operations.

The Owner's purchase payments, less any applicable deductions, are invested by the insurance company. After retirement, annuity payments are paid to the Annuitant for life or for such other period chosen by the Owner. In the case of a "fixed" payout annuity, the value of these annuity payments is guaranteed by the insurance company, which assumes the risk of making the investments to enable it to make the guaranteed payments. For more information about fixed payout annuities see APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT. With a variable annuity payout, the value of the Policy and the annuity payments are not guaranteed but will vary depending on the investment performance of a portfolio of securities. Any investment gains or losses are reflected in the value of the Policy and in the annuity benefit payments. If the portfolio increases in value, the value of the Policy increases. If the portfolio decreases in value, the value of the Policy decreases.

                             CHARGES AND DEDUCTIONS

Deductions under the Policy and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectuses and Statements of Additional Information of the Underlying Funds.

SURRENDER CHARGE

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Policy's Accumulated Value is divided into three categories:

(1) New Payments--purchase payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments--purchase payments invested in the Policy for more than nine years; and

(3) the amount available under the Free Withdrawal Provision.

See "Free Withdrawal Amounts" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from Free Withdrawal Amounts and then Old Payments, and finally from New Payments. Free Withdrawal Amounts and Old Payments may be withdrawn from the Policy at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

Where permitted by law, no surrender charge is imposed, and no commissions are paid, on Policies issued after December 31, 1992, where the Owner and Annuitant as of the date of application were both within the following class of individuals:

    All employees and directors of First Allmerica; all retired employees; all spouses and immediate family members of such employees, directors and retirees, who resided in the same household; and beneficiaries who receive a death benefit under a deceased employee's or retiree's progress sharing plan.

For purposes of the above class of individuals, "First Allmerica" includes its affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date, as defined in the First Allmerica's Companies Pension Plan or any successor plan; and "progress sharing plan" means the First Allmerica Financial Life Insurance Company Incentive and Profit Sharing Plan or any successor plan.

Any elimination of or reduction in the amount of duration of the surrender charge will not discriminate unfairly among purchasers. The Company will not make any changes to the charge where prohibited by law.

CHARGE FOR SURRENDER AND PARTIAL REDEMPTION. If a Policy is surrendered, or if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Policy. Amounts withdrawn are then deducted first from Old Payments. Thereafter, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:

                                                         CHARGE AS PERCENTAGE OF
YEARS FROM DATE OF PAYMENT TO DATE OF WITHDRAWAL         NEW PAYMENTS WITHDRAWN
------------------------------------------------         -----------------------
0-2....................................................             8%
3......................................................             7%
4......................................................             6%
5......................................................             5%
6......................................................             4%
7......................................................             3%
8......................................................             2%
9......................................................             1%
more than 9............................................             0%

The amount redeemed equals the amount requested by the Owner plus the charge, if any. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total surrender charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, partial redemptions, and annuitization.

FREE WITHDRAWAL AMOUNTS. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Free Withdrawal Amount") equal to the greatest of (1), (2) or (3):

    Where (1) is: 100% of Cumulative Earnings (calculated as the Accumulated
               Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously redeemed);

    Where (2) is: 10% of the Accumulated Value as of the Valuation Date
               coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no surrender charge was applied;

    Where (3) is: The amount calculated under the Company's life expectancy distribution (see "Life Expectancy Distributions," below), whether or not the withdrawal was part of such distribution (applies only if the Owner and Annuitant are the same individual).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

(1) Cumulative Earnings ($1,000);

(2) 10% of Accumulated Value ($1,500); or

(3) LED of 10.2% of Accumulated Value ($1,530).

The Free Withdrawal Amount will be deducted first from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Policy will be withdrawn first. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Free Withdrawal Amount has been redeemed.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Policy according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another
6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Policy and be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the amount of the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value less any applicable tax withholding. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a surrender charge on a Free Withdrawal Amount. Because Old Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable surrender charge on New Payments.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "SURRENDER" and "PARTIAL REDEMPTION" under THE VARIABLE ANNUITY POLICIES, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses a period certain option (Option V or the comparable fixed annuity option), a surrender charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).

SALES EXPENSE. The Company paid sales commissions, not to exceed 6% of initial purchase payments, to entities which sold the Policies. Certain representatives may receive commissions of up to 6% of subsequent purchase payments. The Company intends to recoup the commissions and other sales expenses through a combination of anticipated surrender charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company which may include amounts derived from mortality and expense risk charges. There is no additional charge to Owners or to the Separate Account. Any surrender charges assessed on a Policy will be retained by the Company. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of the Policy's Accumulated Value.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

(1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in the Policy the premium tax charge may be deducted on a pro-rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or

(2) the premium tax charge is deducted in total when annuity benefit payments begin.

If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy's Accumulated Value at the time such determination is made.

POLICY FEE

A $30 Policy fee currently is deducted on the Policy anniversary date and upon full surrender of the Policy if the Accumulated Value on any of these dates is $50,000 or less. The Policy fee is not deducted after annuitization. The Policy fee is waived for Policies issued to and maintained by a trustee of a 401(k) plan.

Where amounts have been allocated to more than one investment option (General Account and/or one or more of the Sub-Accounts), a percentage of the total Policy fee will be deducted from the value in each investment option. The portion of the charge deducted from each will be equal to the percentage which the value in that investment option bears to the total Accumulated Value under the Policy. The deduction of the Policy fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

CHARGE FOR DISCONTINUED MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the following charges apply:

Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
ten-year waiting period                                         0.25%

Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
fifteen-year waiting period                                     0.15%

For a description of this Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a daily charge against the assets of each Sub-Account to compensate for certain mortality and expense risks which it has assumed. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's guarantee that it will make annuity payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Policies, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be .80% for mortality risk and .45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. However, there is no direct relationship between the amount of administrative expenses imposed on a given policy and the amount of expenses actually attributable to that policy.

Deductions for the Policy and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy Year will be free of a transfer charge. For each subsequent transfer, it reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the costs of processing transfers. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Policy year is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

                         THE VARIABLE ANNUITY POLICIES

AS OF THE DATE OF THIS PROSPECTUS, THE COMPANY HAS EFFECTIVELY CEASED ISSUING NEW POLICIES EXCEPT IN CONNECTION WITH CERTAIN PRE-EXISTING CONTRACTUAL PLANS AND PROGRAMS. REFERENCES TO ISSUE REQUIREMENTS AND INITIAL PAYMENTS ARE INCLUDED AS INFORMATION REGARDING GENERAL COMPANY PROCEDURES. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.

DISRUPTIVE TRADING

This Policy is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners.

In order to protect our Policy Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

    - the number of transfers made over a period of time;

    - the length of time between transfers;

    - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

    - the dollar amount(s) requested for transfers; and

    - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Policy Owners; and

    - the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Policy Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple policies owned by the same Policy Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-Account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Policy Owner may make during a given period, limit the number of times a Policy Owner may transfer into particular funds during a given period, and place restrictions as to the time or means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Policy, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Policy Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Policy Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Policy Owner who engages in disruptive trading. In addition, the terms of some policies previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and
(2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

PURCHASE PAYMENTS

Purchase payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial payment is credited to the Policy as of the date that the properly completed application that accompanies the payment is received by the Company at its Service Office. If an application is not completed within five business days of the Company's receipt of the initial payment, or does not specify how payments are to be allocated among the investment options, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's Service Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Policy prior to the Annuity Date. Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more investment option, a net amount of at least $10 of each payment must be allocated to each option.

Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Goldman Sachs VIT Money Market Fund.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Policy intended to qualify as an IRA may cancel the Policy at any time within ten days after receipt of the Policy and receive a refund. In order to cancel the Policy, the Owner must mail or deliver the Policy to the Service Office at Service Office, se2, an affiliate of Security Benefit Life Insurance Company, located at One Security Benefit Place, Topeka, KS 66675, Telephone 1-800-533-7881 or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Policy for cancellation to be effective.

Within seven days, the Company will provide a refund equal to gross payments received. In some states, however, the refund may equal the greater of
(1) gross payments, or (2) the difference between the payment received and any amount allocated to the Separate Account plus the Accumulated Value of the Sub-Accounts plus any amounts deducted under the Policy or by the Underlying Funds for taxes, charges or fees. The "Right to Examine" provision on the cover of the Policy will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (1) or (2) as set forth above.

The liability of the Separate Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER POLICIES

An Owner may cancel the Policy at any time within ten days after receipt of the Policy (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Separate Account, and (2) the Accumulated Value of amounts allocated to the Separate Account as of the date the request is received. If the Policy was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Policy is issued, the "Right to Examine" provision on the cover of the Policy will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

TELEPHONE TRANSACTION PRIVILEGE

The Owner, or anyone authorized by the Owner, may change allocation instructions for new payments pursuant to a written or telephone request. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.

The Company cannot guarantee that it can always be reached to complete a telephone transaction. Under these circumstances, the Owner should submit the request in writing or other form acceptable to the Company.

TRANSFER PRIVILEGE

Subject to the Company's then current rules including the Disruptive Trading restrictions described above under THE VARIABLE ANNUITY POLICIES, prior to the Annuity Date, an Owner may have amounts transferred among the Sub-Accounts or from the Sub-Account to the General Account, where available. Currently, transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer order. Transfers to and from the Fixed Account are currently subject to the restrictions set forth under APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

If an Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

Currently, the Company makes no charge for transfers. The first 12 transfers in a Policy year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Policy year, the Company reserves the right to assess a charge, guaranteed not to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Policy year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Policy year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

Except for transfers made under the automatic transfer option (Dollar Cost Averaging) and for transfers made under policies issued to residents of Texas, no transfers from the General Account are permitted except during the 30-day period beginning on each policy anniversary. During this 30-day "window" period, any amount (up to 100%) of the policy's Accumulated Value may be transferred. In Texas, transfers from the Fixed Account are also permitted if there has been at least a ninety day period since the last transfer from the General Account and the amount of the transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a pre-determined dollar amount (sometimes called "Dollar Cost Averaging"), of not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the Goldman Sachs VIT Money Market Fund or the Goldman Sachs VIT Government Income Fund ("source account") to one or more of the Sub-Accounts. Automatic transfers may not be made into the General Account or to a Sub-Account being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

The General Account may be used as the source account from which automatic transfers can be made provided that:

(1) the amount of each monthly transfer cannot exceed 10% of the value in the General Account as of the date of the first transfer;

(2) the amount of each bi-monthly transfer cannot exceed 20% of the value of the General Account as of the date of the first transfer; and

(3) each quarterly transfer cannot exceed 25% of the value in the General Account as of the date of the first transfer.

AUTOMATIC ACCOUNT REBALANCING OPTION. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested by the Owner, the Company will review the percentage allocations in the Sub-Accounts and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, automatic transfers and automatic rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Policy is purchased or at a later date.

SURRENDER

At any time prior to the Annuity Date, a Owner may surrender the Policy and receive its Surrender Value.

The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Policy and a signed, written request for surrender on a Company surrender form to the Company to the Service Office. The Surrender Value will be calculated based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Service Office.

Before the Annuity Date, a surrender charge may be deducted when a Policy is surrendered if payments have been credited to the Policy during the last nine full Policy years. See CHARGES AND DEDUCTIONS. The Policy fee will be deducted upon surrender of the Policy.

After the Annuity Date, only Policies annuitized under a commutable period certain option (as specified in Annuity Option V) may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The Company reserves the right to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.

PARTIAL REDEMPTION

At any time prior to the Annuity Date, an Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site: HTTPS://CWANNUITY.SE2.COM.

The Owner must file a signed, written request for redemption on a Company withdrawal form at the Service Office. The written request must indicate the dollar amount the Owner wishes to receive and the account from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS.

Where allocations have been made to more than one investment option, a percentage of the partial redemption may be allocated to each. A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Service Office. Each partial redemption must be a minimum of $100.

Partial redemptions will be paid in accordance with the time limitations described above under "SURRENDER."

DEATH BENEFIT

If the Annuitant dies (or an Owner predeceases the Annuitant) prior to the Annuity Date while the Policy is in force, a death benefit will be paid to the beneficiary, except where the Policy continues as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(1) the Accumulated Value on the Valuation Date that the Company receives both the death certificate and all necessary claim paperwork at the Service Office;

(2) the total amount of gross payments made under the Policy reduced proportionately to reflect the amount of all prior partial withdrawals; or

(3) the death benefit that would have been payable on the most recent fifth year Policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date.

A partial withdrawal will reduce the gross payments available as a death benefit under (2) above in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (2) also will be reduced by 1/4 (8,000 times 1/4 equals $2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (2) by the amount of the payment.

A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (3) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy anniversary is $12,000 and partial withdrawals totaling $5,000 are made thereafter when the Accumulated Value is $15,000, the proportional reduction of death benefit available under (3) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (3) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (3) by the amount of the payment. Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value of the Policy next determined following receipt of due proof of death received at the Service Office.

Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value on the Valuation Date that the Company receives due proof of death received at the Service Office.

The death benefit generally will be paid to the beneficiary in one sum. The beneficiary may, however, by written request, elect one of the following options:

(1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

(2) The death benefit may be paid in installments. Payments must begin within one year from the date of death and are payable over a period certain not extended beyond the life expectancy of the beneficiary.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of death has been received at the Service Office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary (other than a spousal beneficiary under an IRA) has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as sole beneficiary ("spousal beneficiary"), may by written request continue the Policy in force rather than receive the death benefit. The spousal beneficiary will become the new Owner (and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Policy upon such new Owner's death.

ASSIGNMENT

The Policy provides that it may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. Policies sold in connection with IRA plans and certain other qualified plans, however, are not assignable. For more information about these plans, see FEDERAL TAX CONSIDERATIONS.

The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Policy. The interest of the Owner and of any beneficiary will be subject to any assignment.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the investment options selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where a commutable period certain option (Option V or a comparable fixed option) has been chosen. Beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's
85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or (2) within ten years from the date of issue of the Policy and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90.

The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's
90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Policy is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Policy will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

If the Owner does not elect otherwise, annuity benefit payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company currently provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs VIT Equity Index Fund, the Goldman Sachs VIT Structured U.S. Equity Fund, and the Goldman Sachs VIT Money Market Fund.

The Company also provides fixed annuity payout options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity payout options or the fixed-payout options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

OPTION I--VARIABLE LIFE ANNUITY WITH 120 MONTHLY PAYMENTS GUARANTEED. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before 120 monthly payments have been paid, the monthly annuity benefit payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II--VARIABLE LIFE ANNUITY. A variable annuity payable only during the lifetime of the Annuitant. It would be possible under this option for the payee to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

OPTION III--UNIT REFUND VARIABLE LIFE ANNUITY. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if
(1) exceeds (2), then monthly variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

    Where: (1) is the dollar amount of the Accumulated Value divided by the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

           (2) is the number of monthly payments paid prior to the death of the Annuitant.

OPTION IV-A--JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.

OPTION IV-B--JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.

OPTION V--PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). A monthly variable annuity payable for a stipulated number of years ranging from one to 30 years. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncom-mutable. A variable period certain option is automatically commutable.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Owners who have elected Option V prior to the date of any change in this practice. See FEDERAL TAX CONSIDERATIONS for a discussion of the possible adverse tax consequences of selecting Option V.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed male rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Policies, except in those states in which it is prohibited. Such benefits will be based on
(1) the greater of the guaranteed unisex annuity rates described in the Policies, or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.

COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS

THE ACCUMULATION UNIT. Each net purchase payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the net purchase payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the

Valuation Date the payment is received at the Service Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A--MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

The Accumulated Value under the Policy is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the General Account, if any.

ADJUSTED GROSS INVESTMENT RATE. At each Valuation Date an adjusted gross investment rate for each Sub-Account for the Valuation Period then ended is determined from the investment performance of that Sub-Account. Such rate is
(1) the investment income of that Sub-Account for the Valuation Period, plus capital gains and minus capital losses of that Sub-Account for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Sub-Account's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR. The net investment rate for a Sub-Account's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Sub-Account for such Valuation Period decreased by the equivalent for such period of a charge equal to 1.45% per annum. This charge cannot be increased.

The net investment factor is 1.000000 plus the applicable net investment rate. The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" above) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Policy provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options the dollar amount is determined by multiplying
     (1) the Accumulated Value applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For all period certain options the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Policy.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an annuity unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION" in the SAI.

                           FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

    - the Contract must be owned by an individual;

    - Separate Account investments must be "adequately diversified";

    - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

    - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

    - certain Contracts acquired by a decedent's estate due to the death of the decedent;

    - certain Qualified Contracts;

    - certain Contracts used with structured settlement agreements; and

    - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

FEDERAL DEFENSE OF MARRIAGE ACT. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

DELAYED ANNUITY DATES. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.

2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.

3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

4. TAXATION OF DEATH BENEFIT

Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

    - if distributed in a lump sum is taxed like a full withdrawal, or

    - if distributed under an Annuity Option is taxed like annuity payments.

5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

    - received on or after you reach age 59 1/2;

    - received due to your disability;

    - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death;

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law);

    - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually;

    - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.

6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

    - received after you reach age 59 1/2;

    - received after your death or because of your disability; or

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

    - Roth IRA contributions are never deductible;

    - "qualified distributions" from a Roth IRA are excludable from income;

    - mandatory distribution rules do not apply before death;

    - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code;

    - special eligibility requirements apply; and

    - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

    - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

    - earnings on those contributions; and

    - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

    - minimum distributions required under Section 401(a)(9) of the Code;

    - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

    - hardship distributions.

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

F. OTHER TAX ISSUES

1. FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

2. GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

3. ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES IN 2010.

In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

4. MEDICARE TAX.

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

5. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

6. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

7. FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

8. POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

                        LOANS (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are made from the Policy's value on a pro-rata basis from all investment options. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years and must be made at least quarterly in substantially equal amounts. When repayments are received, they will be allocated pro-rata in accordance with the Owner's most recent allocation instructions.

The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

While a loan is outstanding, you may continue to make purchase payments to the Contract through your TSA or qualified plan.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her policy, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Policy's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to close Sub-Accounts to new investments or transfers, and to make substitutions for the shares of the funds that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds are sold to separate accounts of unaffiliated insurance companies ("shared funding") which issue variable annuity and variable life policies ("mixed funding"). It is conceivable that in the future such shared funding or mixed funding may be disadvantageous for variable life insurance owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresees any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Separate Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class;

(2) to operate the Separate Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law;

(3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act;

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account;

(5) to change the methodology for determining the net investment factor;

(6) to change the names of the Separate Account or of the Sub-Accounts; and

(7) to combine with other Sub-Accounts or other separate accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Funds, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Funds.

During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Policy by the net asset value of one Underlying Fund share.

During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Policies as presently offered and to make any change to provisions of the Policy to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

                                  DISTRIBUTION

Effective January 22, 2008, Epoch Securities, Inc. ("Epoch" or "Principal Underwriter"), a Delaware company located at 132 Turnpike Road, Southborough, Massachusetts 01772, became principal underwriter for the Policies. Epoch is a wholly-owned subsidiary of The Goldman Sachs Group, Inc.

The Company paid commissions, not to exceed 6.0% of payments, to registered representatives who sold the contracts. Certain registered representatives may receive commissions of up to 6.0% of subsequent purchase payments. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1% of Accumulated Value.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Policy, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Policy will be retained by the Company except for amounts it may pay to Epoch for services it performs and expenses it may incur as principal underwriter and general distributor.

                                 LEGAL MATTERS

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

    - the Separate Account; or

    - the ability of the principal underwriter to perform its contract with the Separate Account; or

    - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity policy and the General Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the General Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than nine full policy years.

TRANSFERS TO OR FROM THE FIXED ACCOUNT

Where permitted by state law, transfers to or from the Fixed Account will be subject to the following conditions:

Transfers TO the Fixed Account will be permitted only if:

    - the Accumulated Value allocated to the Fixed Account is less than 25% of the Contract's Accumulated Value, as of the Valuation Day preceding the date of the request for transfer; and

    - following the transfer, the Accumulated Value allocated to the Fixed Account will be less than or equal to 25% of the Contract's Accumulated Value.

Transfers FROM the Fixed Account will be permitted only if:

    - there has been a period of 90 calendar days since the last transfer TO OR FROM the Fixed Account; and

    - the transfer amount is less than or equal to the greater of (a) 10% of the Accumulated Value allocated to the Fixed Account or (b) $10,000.

IF THE COMPANY RECEIVES A TRANSFER REQUEST THAT DOES NOT SATISFY THE ABOVE CONDITIONS, THE COMPANY WILL REFUSE THE ENTIRE TRANSFER REQUEST. If the Company refuses a transfer request, the Company will notify the Owner as soon as practicable.

New Payments allocated to the Fixed Account and automatic transfers from the Fixed Account under the Dollar-Cost-Averaging Option are not considered "transfers" under the above conditions. The Company reserves the right to discontinue offering Dollar-Cost-Averaging Options that utilize the Fixed Account as the source account.

Notwithstanding the above, the Company will permit one transfer from the Fixed Account, which will not be considered a "transfer" under the above conditions, in order for the Owner to implement an asset allocation program. In addition, the Company will permit one transfer to the Fixed Account, which will not be considered a "transfer" under the above conditions, upon the termination of an asset allocation program.

The Company reserves the right to amend the transfer conditions in its sole discretion. Certain states may also impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B
                        CONDENSED FINANCIAL INFORMATION
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2009.

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2009       2008       2007       2006       2005       2004       2003       2002
-----------                          --------   --------   --------   --------   --------   --------   --------   --------
GOLDMAN SACHS VIT CORE FIXED INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.998      2.217      2.107      2.051      2.044      1.995      1.959      1.838
  End of Period....................    2.258      1.998      2.217      2.107      2.051      2.044      1.995      1.959
  Units Outstanding at End of
    Period (in thousands)..........   21.410     25.230     35,535     43,089     53,146     69,962     96,291    102,999

GOLDMAN SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.376      3.842      3.702      3.253      3.162      2.908      2.309      3.012
  End of Period....................    2.956      2.376      3.842      3.702      3.253      3.162      2.908      2.309
  Units Outstanding at End of
    Period (in thousands)..........   25,377     29,956     37,356     48,997     66,358     86,857    112,918     97,085

GOLDMAN SACHS VIT GOVERNMENT INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.999      1.966      1.859      1.813      1.811      1.800      1.796      1.668
  End of Period....................    2.097      1.999      1.966      1.859      1.813      1.811      1.800      1.796
  Units Outstanding at End of
    Period (in thousands)..........   13,502     17,980     21,540     25,119     31,920     41,890     64,567     95,203

GOLDMAN SACHS VIT GROWTH
  OPPORTUNITIES FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.387      4.093      3.479      3.339      2.954      2.527      1.835      2.375
  End of Period....................    3.731      2.387      4.093      3.479      3.339      2.954      2.527      1.835
  Units Outstanding at End of
    Period (in thousands)..........   10,148     12,410     15,605     21,026     30,692     40,196     47,472     63,322

GOLDMAN SACHS VIT MID CAP VALUE
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.695      4.356      4.284      3.767      3.566      3.032      2.223      2.695
  End of Period....................    3.527      2.695      4.356      4.284      3.767      3.566      3.032      2.223
  Units Outstanding at End of
    Period (in thousands)..........   13,005     15,595     20,393     26,246     32,822     43,892     62,834     73,932

GOLDMAN SACHS VIT MONEY MARKET FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.520      1.508      1.458      1.413      1.396      1.403      1.413      1.410
  End of Period....................    1.500      1.520      1.508      1.458      1.413      1.396      1.403      1.413
  Units Outstanding at End of
    Period (in thousands)..........   22,501     31,904     33,323     38,290     48,947     61,685     99,148    184,907

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2001       2000       1999
-----------                          --------   --------   --------
GOLDMAN SACHS VIT CORE FIXED INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.728      1.590      1.629
  End of Period....................    1.838      1.728      1.590
  Units Outstanding at End of
    Period (in thousands)..........  108,332     91,834    106,780
GOLDMAN SACHS VIT EQUITY INDEX FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    3.474      3.874      3.265
  End of Period....................    3.012      3.474      3.874
  Units Outstanding at End of
    Period (in thousands)..........  126,463    135,764    131,644
GOLDMAN SACHS VIT GOVERNMENT INCOME
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.573      1.451      1.469
  End of Period....................    1.668      1.573      1.451
  Units Outstanding at End of
    Period (in thousands)..........   59,275     42,354     51,711
GOLDMAN SACHS VIT GROWTH
  OPPORTUNITIES FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.438      2.316      1.875
  End of Period....................    2.375      2.438      2.316
  Units Outstanding at End of
    Period (in thousands)..........   76,419     81,632     81,133
GOLDMAN SACHS VIT MID CAP VALUE
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.427      1.889      2.011
  End of Period....................    2.695      2.427      1.889
  Units Outstanding at End of
    Period (in thousands)..........   75,512     84,657    103,456
GOLDMAN SACHS VIT MONEY MARKET FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.372      1.308      1.262
  End of Period....................    1.410      1.372      1.308
  Units Outstanding at End of
    Period (in thousands)..........  168,048    137,255    205,622

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2009       2008       2007       2006       2005       2004       2003       2002
-----------                          --------   --------   --------   --------   --------   --------   --------   --------

GOLDMAN SACHS VIT STRATEGIC GROWTH
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.363      2.383      2.198      2.044      1.931      1.824      1.466      2.054
  End of Period....................    1.982      1.363      2.383      2.198      2.044      1.931      1.824      1.466
  Units Outstanding at End of
    Period (in thousands)..........   30,601     36,291     44,312     56,681     74,016    100,514    135,926     97,683

GOLDMAN SACHS VIT STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.222      2.300      2.164      1.807      1.632      1.446      1.149      1.445
  End of Period....................    1.546      1.222      2.300      2.164      1.807      1.632      1.446      1.149
  Units Outstanding at End of
    Period (in thousands)..........   21,903     26,553     33,576     43,581     67,004     89,898    123,218    137,904

GOLDMAN SACHS VIT STRUCTURED U.S.
  EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.840      2.969      3.066      2.761      2.643      2.429      1.930      2.559
  End of Period....................    2.192      1.840      2.969      3.066      2.761      2.643      2.429      1.930
  Units Outstanding at End of
    Period (in thousands)..........   21,814     25,317     31,767     40,398     49,770     66,133     89,100    112,605

ALLIANCEBERNSTEIN VPS GROWTH AND
  INCOME PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    0.816      1.396      1.351      1.172      1.137      1.037      0.796      1.039
  End of Period....................    0.968      0.816      1.396      1.351      1.172      1.137      1.037      0.796
  Units Outstanding at End of
    Period (in thousands)..........   19,640     24,100     32,141     42,209     48,414     65,504     85,680    111,809

ALLIANCEBERNSTEIN VPS LARGE CAP
  GROWTH PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    0.428      0.721      0.644      0.658      0.581      0.544      0.448      0.657
  End of Period....................    0.578      0.428      0.721      0.644      0.658      0.581      0.544      0.448
  Units Outstanding at End of
    Period (in thousands)..........   23,019     29,012     40,336     55,573     76,799    102,546    142,071    125,366

ALLIANCEBERNSTEIN VPS SMALL/MID-CAP
  VALUE PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.009      1.593      1.592      1.415      1.346      1.147      0.826      1.000
  End of Period....................    1.418      1.009      1.593      1.592      1.415      1.346      1.147      0.826
  Units Outstanding at End of
    Period (in thousands)..........    4,131      4,626      5,674      6,563      6,354      7,193      7,124      8,092

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2001       2000       1999
-----------                          --------   --------   --------
GOLDMAN SACHS VIT STRATEGIC GROWTH
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    2.768      3.417      2.671
  End of Period....................    2.054      2.768      3.417
  Units Outstanding at End of
    Period (in thousands)..........  130,588    144,445    136,939
GOLDMAN SACHS VIT STRATEGIC
  INTERNATIONAL EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.869      2.084      1.605
  End of Period....................    1.445      1.869      2.084
  Units Outstanding at End of
    Period (in thousands)..........  144,032    143,187    129,946
GOLDMAN SACHS VIT STRUCTURED U.S.
  EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    3.124      3.503      2.748
  End of Period....................    2.559      3.124      3.503
  Units Outstanding at End of
    Period (in thousands)..........  146,472    166,719    167,814
ALLIANCEBERNSTEIN VPS GROWTH AND
  INCOME PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    1.053      1.000        N/A
  End of Period....................    1.039      1.053        N/A
  Units Outstanding at End of
    Period (in thousands)..........  107,903     26,264        N/A
ALLIANCEBERNSTEIN VPS LARGE CAP
  GROWTH PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............    0.807      1.000        N/A
  End of Period....................    0.657      0.807        N/A
  Units Outstanding at End of
    Period (in thousands)..........   89,664     41,877        N/A
ALLIANCEBERNSTEIN VPS SMALL/MID-CAP
  VALUE PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2009       2008       2007       2006       2005       2004       2003       2002
-----------                          --------   --------   --------   --------   --------   --------   --------   --------

ALLIANCEBERNSTEIN VPS VALUE
  PORTFOLIO (CLASS B)
Unit Value:
Beginning of Period................    0.810      1.393      1.475      1.237      1.190      1.065      0.841      1.000
  End of Period....................    0.966      0.810      1.393      1.475      1.237      1.190      1.065      0.841
  Units Outstanding at End of
    Period (in thousands)..........    1,597      1,867      2,492      3,145      4,468      4,632      5,041      5,960

DELAWARE VIP INTERNATIONAL VALUE
  EQUITY SERIES
Unit Value:
  Beginning of Period..............    2.013      3.547      3.420      2.808      2.524      2.103      1.488      1.685
  End of Period....................    2.672      2.013      3.547      3.420      2.808      1.524      2.103      1.488
  Units Outstanding at End of
    Period (in thousands)..........    7,713      9,295     11,983     15,137     18,929     22,097     28,413     35,925

DELAWARE VIP SMID CAP GROWTH SERIES
  (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    0.601      1.029      0.926      0.886      0.809      0.732      0.527      0.714
  End of Period....................    0.859      0.601      1.029      0.926      0.886      0.809      0.732      0.527
  Units Outstanding at End of
    Period (in thousands)..........    3,101      3,411      4,013      5,306      7,033      9,689     13,379     18,371

DWS STRATEGIC VALUE VIP (CLASS A)
Unit Value:
  Beginning of Period..............    0.820      1.541      1.593      1.412      1.433      1.299      1.028      1.141
  End of Period....................    1.013      0.820      1.541      1.593      1.412      1.433      1.299      1.028
  Units Outstanding at End of
    Period (in thousands)..........    1,191      1,415      1,861      2,631      4,114      5,807      7,711      9,276

DWS TECHNOLOGY VIP (CLASS A)
Unit Value:
  Beginning of Period..............    0.270      0.510      0.453      0.456      0.446      0.444      0.307      0.484
  End of Period....................    0.427      0.270      0.510      0.453      0.456      0.446      .0444      0.307
  Units Outstanding at End of
    Period (in thousands)..........    7,333      8,137     10,107     14,478     19,054     29,415     36,309     46,709

EATON VANCE VT FLOATING RATE-INCOME
  FUND
Unit Value:
  Beginning of Period..............    0.780      1.087      1.085      1.044      1.020      1.006      0.992      1.003
  End of Period....................    1.110      0.780      1.087      1.085      1.044      1.020      1.006      0.992
  Units Outstanding at End of
    Period (in thousands)..........    3,475      2,972      4,733      6,715      6,972      8,142      6,745      6,606

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2001       2000       1999
-----------                          --------   --------   --------
ALLIANCEBERNSTEIN VPS VALUE
  PORTFOLIO (CLASS B)
Unit Value:
Beginning of Period................      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
DELAWARE VIP INTERNATIONAL VALUE
  EQUITY SERIES
Unit Value:
  Beginning of Period..............    1.962      1.000      1.736
  End of Period....................    1.685      1.962      1.980
  Units Outstanding at End of
    Period (in thousands)..........   45,358     57,144     63,396
DELAWARE VIP SMID CAP GROWTH SERIES
  (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    0.862      1.000        N/A
  End of Period....................    0.714      0.862        N/A
  Units Outstanding at End of
    Period (in thousands)..........   26,111     20,348        N/A
DWS STRATEGIC VALUE VIP (CLASS A)
Unit Value:
  Beginning of Period..............    1.216      1.000        N/A
  End of Period....................    1.141      1.216        N/A
  Units Outstanding at End of
    Period (in thousands)..........   12,847      8,123        N/A
DWS TECHNOLOGY VIP (CLASS A)
Unit Value:
  Beginning of Period..............    0.726      1.000        N/A
  End of Period....................    0.484      0.726        N/A
  Units Outstanding at End of
    Period (in thousands)..........   61,599     39,623        N/A
EATON VANCE VT FLOATING RATE-INCOME
  FUND
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    1.003        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    5,031        N/A        N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2009       2008       2007       2006       2005       2004       2003       2002
-----------                          --------   --------   --------   --------   --------   --------   --------   --------

FIDELITY VIP ASSET MANAGER(SM)
  PORTFOLIO
Unit Value:
  Beginning of Period..............    1.585      2.257      1.982      1.874      1.828      1.759      1.513      1.682
  End of Period....................    2.017      1.585      2.257      1.982      1.874      1.828      1.759      1.513
  Units Outstanding at End of
    Period (in thousands)..........    9,042      9,493     11,467     14,627     18,873     25,020     30,953     39,943

FIDELITY VIP EQUITY-INCOME
  PORTFOLIO
Unit Value:
  Beginning of Period..............    2.631      4.656      4.653      3.928      3.765      3.426      2.667      3.259
  End of Period....................    3.376      2.631      4.656      4.653      3.928      3.765      3.426      2.667
  Units Outstanding at End of
    Period (in thousands)..........   23,529     27,981     35,001     44,306     58,900     77,753    103,116    129,891

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    2.272      4.365      3.488      3.313      3.177      3.119      2.382      3.458
  End of Period....................    2.873      2.272      4.365      3.488      3.313      3.177      3.119      2.382
  Units Outstanding at End of
    Period (in thousands)..........   21,886     25,449     30,358     39,741     55,169     74,506     95,952    118,860

FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............    1.741      2.355      2.325      2.121      2.096      1.940      1.547      1.518
  End of Period....................    2.470      1.741      2.355      2.325      2.121      2.096      1.940      1.547
  Units Outstanding at End of
    Period (in thousands)..........    9,106     10,768     14,775     18,468     23,701     31,613     42,370     53,459

FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period..............    1.716      3.099      2.680      2.303      1.963      1.753      1.241      1.579
  End of Period....................    2.140      1.716      3.099      2.680      2.303      1.963      1.753      1.241
  Units Outstanding at End of
    Period (in thousands)..........    9,536     11,299     13,297     16,512     20,504     27,367     35,468     47,396

FIDELITY VIP
  CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    0.996      1.763      1.525      1.389      1.208      1.064      0.843      0.946
  End of Period....................    1.329      0.996      1.763      1.525      1.389      1.208      1.064      0.843
  Units Outstanding at End of
    Period (in thousands)..........   14,305     17,306     20,729     26,940     29,669     28,056     25,489     23,143

FIDELITY VIP GROWTH OPPORTUNITIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    0.456      1.032      0.852      0.823      0.768      0.729      0.572      0.744
  End of Period....................    0.654      0.456      1.032      0.852      0.823      0.768      0.729      0.572
  Units Outstanding at End of
    Period (in thousands)..........    2,494      2,743      2.892      3,464      4,224      6,851      8,315      8,451

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2001       2000       1999
-----------                          --------   --------   --------
FIDELITY VIP ASSET MANAGER(SM)
  PORTFOLIO
Unit Value:
  Beginning of Period..............    1.779      1.000      1.717
  End of Period....................    1.682      1.779      1.879
  Units Outstanding at End of
    Period (in thousands)..........   56,014     69,447     78,861
FIDELITY VIP EQUITY-INCOME
  PORTFOLIO
Unit Value:
  Beginning of Period..............    3.479      1.000      3.107
  End of Period....................    3.259      3.479      3.256
  Units Outstanding at End of
    Period (in thousands)..........  155,830    160,638    188,374
FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..............    4.261      1.000      3.586
  End of Period....................    3.458      4.261      4.857
  Units Outstanding at End of
    Period (in thousands)..........  145,454    165,188    160,262
FIDELITY VIP HIGH INCOME PORTFOLIO
Unit Value:
  Beginning of Period..............    1.745      1.000      2.142
  End of Period....................    1.518      1.745      2.284
  Units Outstanding at End of
    Period (in thousands)..........   75,143     89,452     97,498
FIDELITY VIP OVERSEAS PORTFOLIO
Unit Value:
  Beginning of Period..............    2.033      1.000      1.814
  End of Period....................    1.579      2.033      2.550
  Units Outstanding at End of
    Period (in thousands)..........   63,236     72,650     58,821
FIDELITY VIP
  CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.946        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    6,027        N/A        N/A
FIDELITY VIP GROWTH OPPORTUNITIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    0.884      1.000        N/A
  End of Period....................    0.744      0.884        N/A
  Units Outstanding at End of
    Period (in thousands)..........    8,713      4,701        N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2009       2008       2007       2006       2005       2004       2003       2002
-----------                          --------   --------   --------   --------   --------   --------   --------   --------

FIDELITY VIP MID CAP PORTFOLIO
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    1.251      2.101      1.849      1.669      1.435      1.168      0.857      1.000
  End of Period....................    1.722      1.251      2.101      1.849      1.669      1.435      1.168      0.857
  Units Outstanding at End of
    Period (in thousands)..........    4,597      6,243      7,819     12,512     14,845     11,728      9,987      8,762

FIDELITY VIP VALUE STRATEGIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............    0.750      1.561      1.503      1.314      1.302      1.161      0.748      1.000
  End of Period....................    1.161      0.750      1.561      1.503      1.314      1.302      1.161      0.748
  Units Outstanding at End of
    Period (in thousands)..........    2,056      1,887      2,502      2,937      4,078      5,714      6,841      2,668

FT VIP FRANKLIN GROWTH AND INCOME
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    0.833      1.303      1.373      1.194      1.170      1.073      0.867      0.947
  End of Period....................    1.039      0.833      1.303      1.373      1.194      1.170      1.073      0.867
  Units Outstanding at End of
    Period (in thousands)..........    1,480      1,881      3,026      3,394      4,736      6,197      6,133      6,131

FT VIP FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    0.801      1.242      1.186      1.086      1.090      1.025      0.819      1.000
  End of Period....................    1.025      0.801      1.242      1.186      1.086      1.090      1.025      0.819
  Units Outstanding at End of
    Period (in thousands)..........      743      1,024      1,381      1,663      2,261      2,580      2,074      1,207

FT VIP FRANKLIN SMALL-MID CAP
  GROWTH SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............   0. 512      0.903      0.824      0.769      0.745      0.678      0.501      0.713
  End of Period....................    0.724      0.512      0.903      0.824      0.769      0.745      0.678      0.501
  Units Outstanding at End of
    Period (in thousands)..........   15,939     19,624     25,735     39,206     45,151     55,170     76,438     69,575

FT VIP MUTUAL SHARES SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    0.929      1.498      1.469      1.259      1.156      1.041      0.844      1.000
  End of Period....................    1.154      0.929      1.498      1.469      1.259      1.156      1.041      0.844
  Units Outstanding at End of
    Period (in thousands)..........    4,138      4,067      4,789      5,495      5,103      5,702      5,848      4,311

FT VIP TEMPLETON FOREIGN SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.037      1.765      1.551      1.296      1.194      1.022      0.784      1.000
  End of Period....................    1.401      1.037      1.765      1.551      1.296      1.194      1.022      0.784
  Units Outstanding at End of
    Period (in thousands)..........    5,181      6,468      8,590     11,597     13,063     17,180     24,466     19,374

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2001       2000       1999
-----------                          --------   --------   --------
FIDELITY VIP MID CAP PORTFOLIO
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
FIDELITY VIP VALUE STRATEGIES
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
FT VIP FRANKLIN GROWTH AND INCOME
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    1.192      1.000        N/A
  End of Period....................    0.947      1.192        N/A
  Units Outstanding at End of
    Period (in thousands)..........    5,654      1,498        N/A
FT VIP FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
FT VIP FRANKLIN SMALL-MID CAP
  GROWTH SECURITIES FUND (CLASS 2)
Unit Value:
  Beginning of Period..............    0.854      1.000        N/A
  End of Period....................    0.713      0.854        N/A
  Units Outstanding at End of
    Period (in thousands)..........   59,750     39,455        N/A
FT VIP MUTUAL SHARES SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
FT VIP TEMPLETON FOREIGN SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2009       2008       2007       2006       2005       2004       2003       2002
-----------                          --------   --------   --------   --------   --------   --------   --------   --------

INVESCO V.I. CAPITAL APPRECIATION
  FUND (SERIES I SHARES)
Unit Value:
  Beginning of Period..............    0.488      0.861      0.780      0.724      0.695      0.631      0.505      0.663
  End of Period....................    0.582      0.488      0.861      0.780      0.724      0.695      0.631      0.505
  Units Outstanding at End of
    Period (in thousands)..........    8,576     10,126     12,899     16,500     23.935     33,515     45,341     64,998

INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES)
Unit Value:
  Beginning of Period..............    0.583      0.847      0.795      0.700      0.672      0.645      0.523      0.761
  End of Period....................    0.737      0.583      0.847      0.795      0.700      0.672      0.645      0.523
  Units Outstanding at End of
    Period (in thousands)..........    7,125      8,835      9,093     11,112     16,096     23,037     31,971     44,244

INVESCO V.I. GLOBAL HEALTH CARE
  FUND (SERIES I SHARES)
Unit Value:
  Beginning of Period..............    0.817      1.161      1.054      1.016      0.953      0.899      0.714      0.959
  End of Period....................    1.028      0.817      1.161      1.054      1.016      0.953      0.899      0.714
  Units Outstanding at End of
    Period (in thousands)..........    3,481      4,470      5,729      7,843     10,501     14,795     18,782     23,378

INVESCO V.I. LARGE CAP GROWTH FUND
  (SERIES I SHARES)
Unit Value:
  Beginning of Period..............    0.598      0.983      0.862      0.811      0.795      0.771      0.625      0.859
  End of Period....................    0.742      0.598      0.983      0.862      0.811      0.795      0.771      0.625
  Units Outstanding at End of
    Period (in thousands)..........    1,813      2,265      3,044      3,685      4,592      5,239      5,538      6,053

INVESCO V.I. BASIC VALUE FUND
  (SERIES II SHARES)
Unit Value:
  Beginning of Period..............    0.595      1.256      1.258      1.130      1.088      0.996      0.758      1.000
  End of Period....................    0.867      0.595      1.256      1.258      1.130      1.088      0.996      0.758
  Units Outstanding at End of
    Period (in thousands)..........    7,807      8,827     11,894     16,946     43,925     58,754     83,127     57,284

INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES II SHARES)
Unit Value:
  Beginning of Period..............    0.784      1.506      1.382      1.206      1.120      0.986      0.741      1.000
  End of Period....................    1.098      0.784      1.506      1.382      1.206      1.120      0.986      0.741
  Units Outstanding at End of
    Period (in thousands)..........      423        517        625        756        930      1,348      1,884      3,831

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2001       2000       1999
-----------                          --------   --------   --------
INVESCO V.I. CAPITAL APPRECIATION
  FUND (SERIES I SHARES)
Unit Value:
  Beginning of Period..............    0.910      1.000        N/A
  End of Period....................    0.663      0.910        N/A
  Units Outstanding at End of
    Period (in thousands)..........   73,596     34,003        N/A
INVESCO V.I. CORE EQUITY FUND
  (SERIES I SHARES)
Unit Value:
  Beginning of Period..............    0.883      1.000        N/A
  End of Period....................    0.761      0.883        N/A
  Units Outstanding at End of
    Period (in thousands)..........   54,115     35,152        N/A
INVESCO V.I. GLOBAL HEALTH CARE
  FUND (SERIES I SHARES)
Unit Value:
  Beginning of Period..............    1.113      1.000        N/A
  End of Period....................    0.959      1.113        N/A
  Units Outstanding at End of
    Period (in thousands)..........   30,205     17,623        N/A
INVESCO V.I. LARGE CAP GROWTH FUND
  (SERIES I SHARES)
Unit Value:
  Beginning of Period..............    1.000        N/A        N/A
  End of Period....................    0.859        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........    2,783        N/A        N/A
INVESCO V.I. BASIC VALUE FUND
  (SERIES II SHARES)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
INVESCO V.I. CAPITAL DEVELOPMENT
  FUND (SERIES II SHARES)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2009       2008       2007       2006       2005       2004       2003       2002
-----------                          --------   --------   --------   --------   --------   --------   --------   --------

JANUS ASPEN JANUS PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.458      0.773      0.929      0.623      0.608      0.592      0.457      0.633
  End of Period....................    0.614      0.458      0.772      0.929      0.623      0.608      0.592      0.457
  Units Outstanding at End of
    Period (in thousands)..........   10,596     13,232     16,567     20,104     29,575     41,458     55,756     86,729

MFS-REGISTERED TRADEMARK- MID CAP
  GROWTH SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    0.567      1.188      1.101      1.092      1.077      0.956      0.710      1.000
  End of Period....................    0.789      0.567      1.188      1.101      1.092      1.077      0.956      0.710
  Units Outstanding at End of
    Period (in thousands)..........      732        968      1,315      1,938      3,638      5,322      6,591      3,341

MFS-REGISTERED TRADEMARK- NEW
  DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    0.711      1.194      1.184      1.064      1.028      0.982      0.747      1.000
  End of Period....................    1.142      0.711      1.194      1.184      1.064      1.028      0.982      0.747
  Units Outstanding at End of
    Period (in thousands)..........    1,848      1,703      1,453      1,689      1,933      2,682      3,162      4,210

MFS-REGISTERED TRADEMARK- TOTAL
  RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.001      1.308      1.277      1.161      1.148      1.049      0.918      1.000
  End of Period....................    1.161      1.001      1.308      1.277      1.161      1.148      1.049      0.918
  Units Outstanding at End of
    Period (in thousands)..........    5,060      4,968      6,496      8,343     12,045     13,135     13,765      9,555

MFS-REGISTERED TRADEMARK- UTILITIES
  SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............    1.634      2.666      2.121      1.643      1.430      1.118      0.837      1.000
  End of Period....................    2.140      1.634      2.666      2.121      1.643      1.430      1.118      0.837
  Units Outstanding at End of
    Period (in thousands)..........    1,598      2,600      3,043      3,173      3,396      1,985      1,385        111

OPPENHEIMER BALANCED FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.754      1.357      1.331      1.218      1.192      1.102      0.897      1.000
  End of Period....................    0.904      0.754      1.357      1.331      1.218      1.192      1.102      0.897
  Units Outstanding at End of
    Period (in thousands)..........    1,978      1,469      2,111      2,466      3,166      3,287      3,284      1,452

OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.700      1.307      1.165      1.098      1.062      1.011      0.785      1.000
  End of Period....................    0.994      0.700      1.307      1.165      1.098      1.062      1.011      0.785
  Units Outstanding at End of
    Period (in thousands)..........    2,468      3,769      3,699      5,135      7,117      9,180      9,294      6,290

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2001       2000       1999
-----------                          --------   --------   --------
JANUS ASPEN JANUS PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.855      1.000        N/A
  End of Period....................    0.633      0.855        N/A
  Units Outstanding at End of
    Period (in thousands)..........  110,027     45,951        N/A
MFS-REGISTERED TRADEMARK- MID CAP
  GROWTH SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
MFS-REGISTERED TRADEMARK- NEW
  DISCOVERY SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
MFS-REGISTERED TRADEMARK- TOTAL
  RETURN SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
MFS-REGISTERED TRADEMARK- UTILITIES
  SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER BALANCED FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER CAPITAL APPRECIATION
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                     -------------------------------------------------------------------------------------
SUB-ACCOUNT                            2009       2008       2007       2006       2005       2004       2003       2002
-----------                          --------   --------   --------   --------   --------   --------   --------   --------

OPPENHEIMER GLOBAL SECURITIES
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    1.015      1.725      1.650      1.427      1.269      1.084      0.770      1.000
  End of Period....................    1.393      1.015      1.725      1.650      1.427      1.269      1.084      0.770
  Units Outstanding at End of
    Period (in thousands)..........    3,772      3,949      5,781      7,116      8,504      8,861      7,989      7,708

OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.277      1.313      1.338      1.243      1.237      1.154      0.946      1.000
  End of Period....................    0.344      0.277      1.313      1.338      1.243      1.237      1.154      0.946
  Units Outstanding at End of
    Period (in thousands)..........    4,740      4,093      4,343      5,449      8,482     10,324     12,863      8,927

OPPENHEIMER MAIN STREET
  FUND-REGISTERED TRADEMARK-/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............    0.789      1.305      1.271      1.124      1.078      1.003      0.805      1.000
  End of Period....................    0.995      0.789      1.305      1.271      1.124      1.078      1.003      0.805
  Units Outstanding at End of
    Period (in thousands)..........    1,077      1,336      1,853      2,400      2,754      3,313      3,517      3,512

PIONEER EMERGING MARKETS VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    1.279      3.112      2.216      1.660      1.224      1.047      0.673      0.692
  End of Period....................    2.193      1.279      3.112      2.216      1.660      1.224      1.047      0.673
  Units Outstanding at End of
    Period (in thousands)..........    5,782      6,357      7,420      9,249     13,222     15,009     20,713     10,104

PIONEER REAL ESTATE SHARES VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    1.402      2.308      2.895      2.153      1.902      1.425      1.076      1.067
  End of Period....................    1.818      1.402      2.308      2.895      2.153      1.902      1.425      1.076
  Units Outstanding at End of
    Period (in thousands)..........    3,249      3,753      4,683      6,063      7,306      9,176      8,866     11,154

T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period..............    0.999      1.977      1.774      1.512      1.322      1.179      0.917      1.138
  End of Period....................    1.501      0.999      1.977      1.774      1.512      1.322      1.179      0.917
  Units Outstanding at End of
    Period (in thousands)..........   13,214     15,387     18,966     25,058     26,725     36,671     49,874     81,388

                                        YEAR ENDED DECEMBER 31ST
                                     ------------------------------
SUB-ACCOUNT                            2001       2000       1999
-----------                          --------   --------   --------
OPPENHEIMER GLOBAL SECURITIES
  FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER HIGH INCOME FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
OPPENHEIMER MAIN STREET
  FUND-REGISTERED TRADEMARK-/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period..............      N/A        N/A        N/A
  End of Period....................      N/A        N/A        N/A
  Units Outstanding at End of
    Period (in thousands)..........      N/A        N/A        N/A
PIONEER EMERGING MARKETS VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    0.758      1.000        N/A
  End of Period....................    0.692      0.758        N/A
  Units Outstanding at End of
    Period (in thousands)..........    8,741      6,325        N/A
PIONEER REAL ESTATE SHARES VCT
  PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period..............    1.007      1.000        N/A
  End of Period....................    1.067      1.007        N/A
  Units Outstanding at End of
    Period (in thousands)..........    6,162      1,505        N/A
T. ROWE PRICE INTERNATIONAL STOCK
  PORTFOLIO
Unit Value:
  Beginning of Period..............    1.485      1.000      1.396
  End of Period....................    1.138      1.485      1.834
  Units Outstanding at End of
    Period (in thousands)..........  115,669     77,533     68,032

                                   APPENDIX C
               POLICY NO. A3018-91 (AND STATE VARIATIONS THEREOF)
                  COMMONWEALTH ANNUITY LIFE INSURANCE COMPANY

If your Policy is issued on Form No. A3018-91, your Policy is substantially similar to the Policy described in this Prospectus (A3021-93), except as follows:

1. The minimum interest rate credited to amounts allocated to the General Account under Form A3021-93 is 3% compounded annually. For A3018-91, the minimum interest rate guarantees are 5% compounded annually for the first five Policy years, 4% for the next five Policy years and 3.5% thereafter.

2. The stepped-up death benefit under A3018-91 applies to the most recent fifth year Policy anniversary and gross payments are simply reduced by subsequent withdrawals by subtracting the amount of the withdrawal from the total gross payments. The stepped-up death benefit under A3021-93 applies to the most recent fifth year Policy anniversary; however the guaranteed death benefit is reduced proportionately to reflect partial withdrawals (in the same proportion that the Accumulated Value was reduced by the withdrawals).

3.  Under A3018-91, the Free Withdrawal Amount is equal to the greater of
    (1) 10% of the Accumulated Value as of December 31 of the previous calendar year, or (2) the life expectancy distribution, if applicable. The Free Withdrawal Amount is deducted first from Old Payments, then from the earliest New Payments and so on until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting (LIFO or last-in-first-out method in New Jersey).

4. Because of the differences in the amount of the Free Withdrawal (see 4. above), the following expense examples apply to Owners of A3018-91 and should be referred to rather than example (1) under MAXIMUM EXPENSE EXAMPLE and under MINIMUM EXPENSE EXAMPLE on page 9 and 10 of the Prospectus. Example (2) is correct for all Policies.

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the optional rider with the maximum possible charge, which would be the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:

                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                              --------   --------   --------   --------
Fund with the maximum total operating
  expenses..................................   $1,067     $1,684     $2,235     $3,721

MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Policy for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Fund and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option:

                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                               --------   --------   --------   --------
Fund with the minimum total operating
  expenses...................................    $931      $1,278     $1,563     $2,410

                                   APPENDIX D
               IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Commonwealth Annuity and Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money by submitting your request in writing to us at our Service Center. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

The Contract is intended to meet the requirements of Section 408(b) of the Code,
Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the Owner must be nonforfeitable.

2.  The Contract must be nontransferable by the Owner.

3.  The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "REQUIRED DISTRIBUTIONS"). However,
Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under
Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your Beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated Beneficiary may receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated Beneficiary is your spouse, the Contract may be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see "ROLLOVERS AND DIRECT TRANSFERS"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your Beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for the Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for the Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS

1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under
Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $5,000 for 2010. After 2010, the limit may be indexed annually in $500 increments as determined by the Secretary of Treasury to reflect cost of living increases. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $12,000 for 2010 ($5,000 annual contribution for each individual, plus $1,000 for each individual who has attained age 50).

3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

    a.  The maximum annual contribution, or

    b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

       JOINT RETURNS:  $89,000-$109,000

       SINGLE TAXPAYERS:  $55,000-$65,000

The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $167,000 and $177,000. These amounts may be indexed for cost of living increases in future years.

To designate a contribution as nondeductible, you must file IRS Form 8606, NONDEDUCTIBLE IRAS. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional

IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

7. A taxpayer may qualify for a tax credit for contributions to an IRA, or for a tax exemption for distributions donated to charity in 2009, depending on the taxpayer's adjusted gross income.

E. SEP IRAS

1.  SEP IRA rules concerning eligibility and contributions are governed by Code
Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $49,000 (may be indexed for cost-of-living increases in future years) or 100% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAS

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $11,500 for 2010. After 2010, the limit may be indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $245,000 of compensation in 2010, as may be adjusted for inflation in future years). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (I.E., matching contributions and non-elective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (E.G., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

You must start receiving minimum distributions required under the Contract and
Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (I.E., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated Beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAS

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the Owner is alive. However, after the death of a Roth IRA Owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA Owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAS

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).

The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

    (a) the excess of (i) your adjusted gross income for the taxable year, over
    (ii) the "applicable dollar amount," bears to

    (b) $15,000 (or $10,000 if you are married).

For this purpose, "adjusted gross income" is determined under the Code and
(1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $166,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $105,000 for any other individual. These amounts may be indexed for cost of living increases in future years.

A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS

1. ROLLOVERS AND TRANSFERS--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA. Beginning in 2010, adjusted gross income and filing status limitations on Roth IRA conversions no longer apply.

You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. TAXATION OF ROLLOVERS AND TRANSFERS TO ROTH IRAS--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. Income from a conversion in 2010 can be recognized one-half in 2011 and one-half in 2012, rather than all in 2010.

3. TRANSFERS OF EXCESS IRA CONTRIBUTIONS TO ROTH IRAS--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. TAXATION OF CONVERSIONS OF IRAS TO ROTH IRAS --All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NON-QUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. SEPARATE ROTH IRAS--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAS

1. QUALIFIED DISTRIBUTIONS--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (I.E., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. NONQUALIFIED DISTRIBUTIONS--A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

1.  To amounts that are rolled over or transferred tax free;

2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your Beneficiary;

4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums; or

5. To a distribution mode during a specified time period to a reservist who is called or ordered to active duty for a period in excess of 170 days or for an indefinite period.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: The Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. We deduct a daily charge from your Separate Account Contract Value equal to 1.45%, on an annual basis, of Separate Account Contract Value. May vary if optional riders are elected.

2. An annual Contract Fee of $30.00 will be assessed against the Separate Account and Fixed Account Value each Contract Year.

3. Withdrawal charges will be assessed based on the Contribution Years elapsed as described in the prospectus under the heading "Withdrawal Charge."

4. The method used to compute and allocate the annual earnings is contained in the prospectus under the heading "Accumulation Unit Value" for Separate Account Contract Value.

5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Subaccounts or rates of interest as declared by Commonwealth Annuity.

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about the Commonwealth Annuity's Advantage variable annuity contracts issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") (in all jurisdictions except Hawaii and New York). The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis.

As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain preexisting contractual plans and programs. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.

A Statement of Additional Information ("SAI") dated April 30, 2010 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-533-7881. The Table of Contents of the SAI is listed on page 3 of this Prospectus. This Prospectus and the SAI can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).
The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of the following funds:

GOLDMAN SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio
AllianceBernstein VPS Small/Mid-Cap Value Portfolio
AllianceBernstein VPS Value Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund
DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

DELAWARE VIP TRUST (SERVICE CLASS)
Delaware VIP Smid Cap Growth Series

DWS VARIABLE SERIES II
DWS Strategic Value VIP
DWS Technology VIP

EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Contrafund-Registered Trademark- Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio

INVESCO VARIABLE INSURANCE FUNDS (SERIES I SHARES)
Invesco V.I. Capital Appreciation Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Large Cap Growth Fund

INVESCO VARIABLE INSURANCE FUNDS (SERIES II SHARES)
Invesco V.I. Basic Value Fund
Invesco V.I. Capital Development Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Janus Portfolio

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS) MFS-Registered Trademark- Mid Cap Growth Series
MFS-Registered Trademark- New Discovery Series
MFS-Registered Trademark- Total Return Series
MFS-Registered Trademark- Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund-Registered Trademark-/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

In most jurisdictions, values may be allocated to the Fixed Account which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option available in most jurisdictions, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

                              DATED APRIL 30, 2010

                               TABLE OF CONTENTS

SPECIAL TERMS...............................................           4
SUMMARY OF FEES AND EXPENSES................................           6
SUMMARY OF CONTRACT FEATURES................................          10
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE
  UNDERLYING FUNDS..........................................          15
INVESTMENT OBJECTIVES AND POLICIES..........................          17
PERFORMANCE INFORMATION.....................................          23
DESCRIPTION OF THE CONTRACT.................................          25
  DISRUPTIVE TRADING........................................          25
  PAYMENTS..................................................          26
  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY.............          27
  RIGHT TO CANCEL ALL OTHER CONTRACTS.......................          27
  TELEPHONE TRANSACTIONS PRIVILEGE..........................          28
  TRANSFER PRIVILEGE........................................          28
  AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING
    OPTIONS.................................................          29
  SURRENDER.................................................          29
  WITHDRAWALS...............................................          30
  DEATH BENEFIT.............................................          31
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................          33
  OPTIONAL ENHANCED EARNINGS RIDER..........................          33
  ASSIGNMENT................................................          36
  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE.........          36
  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS............          37
  ANNUITY BENEFIT PAYMENTS..................................          38
  NORRIS DECISION...........................................          39
  COMPUTATION OF VALUES.....................................          40
CHARGES AND DEDUCTIONS......................................          41
  VARIABLE ACCOUNT DEDUCTIONS...............................          41
  CONTRACT FEE..............................................          42
  OPTIONAL RIDER CHARGES....................................          42
  PREMIUM TAXES.............................................          42
  SURRENDER CHARGE..........................................          43
  WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
    CREDITED................................................          44
  TRANSFER CHARGE...........................................          46
GUARANTEE PERIOD ACCOUNTS...................................          47
FEDERAL TAX CONSIDERATIONS..................................          50
STATEMENTS AND REPORTS......................................          59
LOANS (QUALIFIED CONTRACTS ONLY)............................          59
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........          60
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................          61
VOTING RIGHTS...............................................          61
DISTRIBUTION................................................          61
LEGAL MATTERS...............................................          62
FURTHER INFORMATION.........................................          62
APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT........         A-1
APPENDIX B--SURRENDER CHARGES AND THE MARKET VALUE
  ADJUSTMENT................................................         B-1
APPENDIX C--THE DEATH BENEFIT...............................         C-1
APPENDIX D--CONDENSED FINANCIAL INFORMATION.................         D-1
APPENDIX E--IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE
  STATEMENT.................................................         E-1

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.............................           3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
  COMPANY...................................................           5
SERVICES....................................................           5
UNDERWRITERS................................................           6
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT
  CALCULATION...............................................           7
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
  PROGRAM...................................................           8
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT
  (M-GAP) RIDER.............................................           9
PERFORMANCE INFORMATION.....................................          10
FINANCIAL STATEMENTS........................................         F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's
90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SERVICE OFFICE: Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") provide administrative, accounting, and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place Topeka, KS 66675, Telephone 1-800-533-7881.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Date to the next.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company. Assets of the Variable Account are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Commonwealth Annuity Advantage Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                    TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                              MAXIMUM
                                                               CHARGE
                                                              --------
SURRENDER CHARGE(1):
(as a percentage of payments withdrawn).....................    8.0%

TRANSFER CHARGE:............................................  None(2)

       -------------------------------

       (1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 8.0% to 1.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period. For purposes of calculating the Surrender Charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from payments in the chronological order in which they were received.

COMPLETE YEARS FROM
DATE OF PAYMENT                                                CHARGE
-------------------                                           --------
Less than 2.................................................    8.0%
Less than 3.................................................    7.0%
Less than 4.................................................    6.0%
Less than 5.................................................    5.0%
Less than 6.................................................    4.0%
Less than 7.................................................    3.0%
Less than 8.................................................    2.0%
Less than 9.................................................    1.0%
Thereafter..................................................      0%

       (2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.

ANNUAL CONTRACT FEE:(1).....................................    $ 30

ANNUAL VARIABLE SUB-ACCOUNT EXPENSES
(on an annual basis as percentage of average daily net
assets)
    Mortality and Expense Risk Charge:......................    1.25%
    Administrative Expense Charge:..........................    0.20%
                                                                ----
    Total Annual Expenses:..................................    1.45%

OPTIONAL RIDER CHARGES:
  The charge on an annual basis as a percentage of the
    Accumulated Value is:
    Enhanced Earnings Rider.................................    0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a ten-year waiting period(2).....................    0.25%
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider
      with a fifteen-year waiting period(2).................    0.15%

       -------------------------------

       (1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

       (2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

                                   TABLE III
            TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.

The table below shows the minimum and maximum expenses of the Funds during 2009. The levels of fees and expenses vary among the Underlying Funds, and may vary from year to year.

TOTAL ANNUAL FUND OPERATING EXPENSES             MINIMUM                        MAXIMUM
------------------------------------  -----------------------------  -----------------------------
Expenses that are deducted from         Annual charge of 0.58% of      Annual charge of 1.69% of
Underlying Fund assets, including       average daily net assets       average daily net assets
management fees, distribution and/or
service (12b-1) fees and other
expenses.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds may have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time. For the year ended December 31, 2009, the lowest and highest Total Annual Fund Operating Expenses for all Funds, after all fee reductions and expense reimbursements, are 0.35% (the expense reductions/waivers may be terminated at any time) and 1.69% (there is no expense reduction or waiver in place), respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

The Underlying Fund information is based on information provided by the Underlying Funds and is not independently verified by the Company.

EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example also assumes that you have chosen the combination of optional riders with the maximum possible charges, which are the Enhanced Earnings Rider with a charge of 0.25% annually and the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:

                                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                      --------   --------   --------   --------
Fund with the maximum total operating expenses......   $1,101     $1,784     $2,387     $3,941

(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the maximum total operating expenses.......    $371      $1,129     $1,906     $3,941

MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the minimum total operating expenses.......    $952      $1,339     $1,619     $2,410

(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:

                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                       --------   --------   --------   --------
Fund with the minimum total operating expenses.......    $211       $652      $1,119     $2,410

                          SUMMARY OF CONTRACT FEATURES

This Summary does not contain all information that may be important. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.

WHAT IS THE COMMONWEALTH ANNUITY ADVANTAGE VARIABLE ANNUITY?

The Commonwealth Annuity Advantage variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - A customized investment portfolio;

    - Experienced professional investment advisers;

    - Tax deferral on earnings;

    - Guarantees that can protect your beneficiaries during the accumulation phase; and

    - Income payments that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the combination of portfolios of securities ("Underlying Funds") (up to seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, may be utilized at any one time) and, in most jurisdictions, the Guarantee Period Accounts and the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for the Annuitant's lifetime;

    - periodic payments for the Annuitant's life and the life of another person selected by you;

    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that the Annuitant dies before the end of ten years;

    - periodic payments over a specified number of years (1 to 30)--under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner") and us, Commonwealth Annuity and Life Insurance Company. Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5000 minimum for your initial payment ($2,000 for IRAs) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time in addition to the Goldman Sachs VIT Money Market Fund), the Guarantee Period Accounts and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

THE FIXED ACCOUNT AND/OR THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

You may surrender the Contract or make withdrawals any time before the annuity payout phase begins. Each calendar year you can take without a surrender charge the greatest of 100% of cumulative earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New Jersey (where not permitted by state law), you may withdraw money without surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" under DESCRIPTION OF THE CONTRACT.

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the GREATEST of:

    - The Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

    - Gross payments compounded daily at the effective annual yield of 5%, starting on the date each payment was applied, decreased proportionately to reflect withdrawals; or

    - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at the effective annual yield of 5%.

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at the effective annual yield of 5%; or

(c) the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary paperwork, increased by any positive Market Value Adjustment.

If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT.

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or at surrender is less than $50,000, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is currently waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 8% of payments withdrawn, based on when the payments were originally made.

Depending upon the state in which you live, a deduction for state and/or local premium taxes may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

The Company will deduct, on a daily basis, an annual mortality and expense risk charge and administrative expense charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each. The Funds will incur certain management fees and expenses which are described in the prospectuses of the Underlying Funds, which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year.

If you elected the optional Enhanced Earnings Rider at issue, a separate monthly charge is deducted from the Contract's Accumulated Value, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will receive the greater of the amount described above or your entire payment. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers of accumulated value among your current investments without any tax consequences.

    - You may cancel the Contract within ten days of delivery (or longer if required by state law).

                DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT
                            AND THE UNDERLYING FUNDS

THE COMPANY. Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company and the principal office was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity").

Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Commonwealth Annuity became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282.

Commonwealth Annuity are subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its Principal Office is 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

At this time, the Company is relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

THE VARIABLE ACCOUNT. The Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Commonwealth Annuity was authorized by vote of the Board of Directors of the Company on November 1, 1990. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Account or the Company by the SEC.

Separate Account VA-K is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company. Subject to the provisions of the Contract, units of the Sub-Accounts are offered on a continuous basis.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Fund") of an open-end management investment company. The Underlying Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the Underlying Fund prospectuses along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.

GOLDMAN SACHS VIT CORE FIXED INCOME FUND--seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays Capital U.S. Aggregate Bond Index (the "Index").

GOLDMAN SACHS VIT EQUITY INDEX FUND--seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND--seeks a high level of current income, consistent with safety of principal.

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT MID CAP VALUE FUND--seeks long-term capital appreciation.

GOLDMAN SACHS VIT MONEY MARKET FUND--The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar denominated obligations of foreign banks, foreign companies and foreign governments.

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND--seeks long-term growth of capital. This Fund was formerly known as Goldman Sachs VIT Capital Growth Fund.

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND--seeks long-term growth of capital. The Fund seeks this objective by investing in the stocks of leading companies within developed and emerging countries around the world, outside the U.S.

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND--The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

ADVISER: ALLIANCEBERNSTEIN L.P.

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS SMALL/MID-CAP VALUE PORTFOLIO--seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--seeks long-term growth of capital.

DELAWARE VIP TRUST

ADVISER: DELAWARE MANAGEMENT COMPANY

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES--seeks long-term growth without undue risk to principal. The Series invests primarily in equity securities that provide the potential for capital appreciation. At least 65% of the Series' total assets will be invested in equity securities of issuers from foreign countries. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country. The Series' investment manager places great emphasis on those securities it believes can offer the best long-term appreciation within a three to five year horizon. The investment manager constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geogarphy, and economic sector.

DELAWARE VIP TRUST (SERVICE CLASS)

ADVISER: DELAWARE MANAGEMENT COMPANY

DELAWARE VIP SMID CAP GROWTH SERIES--seeks long-term capital appreciation. The Series invests primarily in common stocks of growth-oriented companies that the investment manager believes have long-term capital appreciation potential and expects to grow faster than the U.S. economy. The Series' investment manager particularly seeks small- to mid-sized companies. For purposes of the Series, the investment manager will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500 Growth Index. As of the latest reconstitution on June 30, 2009, the average market capitalization of a company in the Russell 2500 Growth Index was approximately $1.773 billion and the median market capitalization was approximately $465 million. The Index had a total market capitalization range of approximately $52 million to $4.244 billion. This Series was formerly known as Delaware VIP Growth Opportunities Series.

DWS VARIABLE SERIES II

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

DWS STRATEGIC VALUE VIP--The fund seeks to achieve a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks). The fund focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that portfolio management believes are undervalued. This Fund was formerly known as DWS Dreman High Return Equity VIP.

DWS TECHNOLOGY VIP--The fund seeks growth of capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the technology sector. The fund may invest in companies of any size and may invest in initial public offerings. While the fund invests mainly in U.S. stocks, it could invest up to 35% of net assets in foreign securities (including emerging markets securities).

EATON VANCE VARIABLE TRUST

ADVISER: EATON VANCE MANAGEMENT

EATON VANCE VT FLOATING-RATE INCOME FUND--seeks to provide a high level of current income. The Fund invests primarily in interests in senior floating rate loans. These loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics. The Fund normally invests at least 80% of its net assets in income producing floating rate loans and other floating rate debt securities

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP ASSET MANAGER-SM- PORTFOLIO--seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. The sub-advisers are FMR Co., Inc., Fidelity
Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, ("FIIA"), Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.

FIDELITY VIP EQUITY-INCOME PORTFOLIO--seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500-SM- Index (S&P 500-Registered Trademark-). The sub-adviser is FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH PORTFOLIO--seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP HIGH INCOME PORTFOLIO--seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP OVERSEAS PORTFOLIO--seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP CONTRAFUND-Registered Trademark- PORTFOLIO--seeks long-term capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO--seeks to provide capital growth. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP MID CAP PORTFOLIO--seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP VALUE STRATEGIES PORTFOLIO--seeks capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

ADVISER: FRANKLIN ADVISERS, INC.-- FT VIP FRANKLIN LARGE CAP
                           GROWTH SECURITIES FUND,
                           FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND,
AND
                           FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
ADVISER: FRANKLIN MUTUAL ADVISERS, LLC--FT VIP MUTUAL SHARES SECURITIES FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC--FT VIP TEMPLETON FOREIGN SECURITIES FUND

FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND--seeks capital appreciation with current income as a secondary goal. The Fund normally invests predominantly in equity securities, including securities convertible into common stock.

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies.

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.

FT VIP MUTUAL SHARES SECURITIES FUND--seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund normally also invests to a lesser extent in risk arbitrage securities and distressed companies.

FT VIP TEMPLETON FOREIGN SECURITIES FUND--seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

INVESCO VARIABLE INSURANCE FUNDS (SERIES I SHARES)

ADVISER: INVESCO ADVISORS, INC.

INVESCO V.I. CAPITAL APPRECIATION FUND--The Funds investment objective is long-term growth of capital. The Fund invests primarily in equity securities of issuers of all market capitalizations. This Fund was formerly known as AIM V.I. Capital Appreciation Fund.

INVESCO V.I. CORE EQUITY FUND--The Fund's investment objective is long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities. This Fund was formerly known as AIM V.I. Core Equity Fund.

INVESCO V.I. GLOBAL HEALTH CARE FUND--The Fund's investment objective is growth of capital. The Fund invests under normal circumstances, at least 80% of net (plus borrowings for investment purposes) in securities of health care industry issuers. This Fund was formerly known as AIM V.I. Global Health Care Fund.

INVESCO V.I. LARGE CAP GROWTH FUND--The Fund's investment objective is long-term growth of capital. The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of large-capitalization issuers. This Fund was formerly known as AIM V.I. Large Cap Growth Fund.

INVESCO VARIABLE INSURANCE FUNDS (SERIES II SHARES)

ADVISER: INVESCO ADVISORS, INC.

INVESCO V.I. BASIC VALUE FUND--The Fund's investment objective is long-term growth of capital. The portfolio management team seeks to construct a portfolio of issuers that have the potential for capital growth. The Fund invests primarily in equity securities. This Fund was formerly known as AIM V.I. Basic Value Fund.

INVESCO V.I. CAPITAL DEVELOPMENT FUND--The Fund's investment objective is long-term growth of capital. The Fund invests primarily in equity securities of mid-capitalization issuers. This Fund was formerly known as AIM V.I. Capital Development Fund.

JANUS ASPEN SERIES (SERVICE SHARES)

ADVISER: JANUS CAPITAL MANAGEMENT LLC

JANUS ASPEN JANUS PORTFOLIO--seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM- (SERVICE CLASS)

ADVISER: MASSACHUSETTS FINANCIAL SERVICES COMPANY

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES--seeks capital appreciation.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES--seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES--seeks total return.

MFS-REGISTERED TRADEMARK- UTILITIES SERIES--seeks total return.

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

ADVISER: OPPENHEIMERFUNDS, INC.

OPPENHEIMER BALANCED FUND/VA--seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA--seeks capital appreciation by investing in securities of well-known, established companies.

OPPENHEIMER GLOBAL SECURITIES FUND/VA--seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities

OPPENHEIMER HIGH INCOME FUND/VA--seeks a high level of current income from investment in lower grade, high-yield debt securities.

OPPENHEIMER MAIN STREET FUND-REGISTERED TRADEMARK-/VA--seeks high total return.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER EMERGING MARKETS VCT PORTFOLIO--Long-term growth of capital.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO--Long-term growth of capital. Current income is a secondary objective.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

ADVISER: T. ROWE PRICE INTERNATIONAL, INC.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. Normally at least 80% of the fund's net assets will be invested in stocks. The fund is intended for long-term investors who can accept the price volatility inherent in common stock investing, and is subject to the risks unique to international investing such as changes in currency values, and also geographic or, potentially, emerging markets risks. The sub-adviser is T. Rowe Price Global Investment Services Limited.

                                     * * *

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

                            PERFORMANCE INFORMATION

The Contract was first offered to the public by Commonwealth Annuity and Life Insurance Company in 1996. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. Performance tables are included in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the Goldman Sachs VIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Goldman Sachs VIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION, SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                          DESCRIPTION OF THE CONTRACT

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Owners.

DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

    - the number of transfers made over a period of time;

    - the length of time between transfers;

    - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

    - the dollar amount(s) requested for transfers; and

    - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

    - the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-account to Sub-account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and
(2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Service Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of annuity Contracts. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments may be made to the Contract at any time prior to the Annuity Date or prior to payment of a death benefit, subject to certain minimums:

    - Currently, the initial payment must be at least $5000 ($2,000 for IRAs). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

    - Each subsequent payment must be at least $50.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than$1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Goldman Sachs VIT Money Market Fund.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are met. To the extent permitted by law, however, if the Contract is issued as an IRA or is issued in certain states, any portion of the initial net payment and additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the Sub-Account investing in the Goldman Sachs VIT Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.

Generally, unless otherwise requested, all subsequent payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Subsequent payments will be credited as of the Valuation Date received at the Service Office on the basis of accumulation unit value next determined after receipt. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Service Office at Service Office, se2, an affiliate of Security Benefit Life Insurance Company, located at One Security Benefit Place, Topeka, KS 66675, Telephone 1-800-533-7881, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days, the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (1) gross payments, or (2) gross payments allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of any amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that it will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE

At any time prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT, an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts (in addition to the Sub-Account investing in the Goldman Sachs VIT Money Market Account) are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM in the SAI.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Goldman Sachs VIT Money Market Fund or the Sub-Account investing in the Goldman Sachs VIT Government Income Fund (the "source accounts") to one or more available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Underlying Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

AUTOMATIC ACCOUNT REBALANCING OPTION. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be allocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the allocation mix is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

SURRENDER

At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881.

The Owner must return the Contract and a signed, written request for surrender on a Company surrender form to the Service Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Service Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last nine full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.

For important tax consequences, generally which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

WITHDRAWALS

At any time prior to the Annuity Date, the Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site, HTTPS://CWANNUITY.SE2.COM.

The Owner must submit to the Service Office a signed, written request for withdrawal on a Company withdrawal form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. Each withdrawal must be in a minimum amount of $100.

The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Service Office.

Withdrawals will be paid in accordance with the time limitations described under "SURRENDER" above.

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges.

If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may specify in writing a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Service Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Service Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Service Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another
6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(a) the Contract's Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at the effective annual yield of 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals; or

(c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

For each withdrawal under (a) or (b) above, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork (increased by any positive Market Value Adjustment); or

(b) gross payments compounded daily at the effective annual yield of 5%

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at the effective annual yield of 5%; or

(c) the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C--THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Service Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Goldman Sachs VIT Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. The resulting value never will be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

FEDERAL DEFENSE OF MARRIAGE ACT. The right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

OPTIONAL ENHANCED EARNINGS RIDER (EER)

The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.  The Annuitant's death must occur prior to the Annuity Date.

2. The difference between (a) and (b) must be greater than zero, where: (a) is the Accumulated Value, and (b) is gross payments not previously withdrawn. IF (A) MINUS (B) IS ZERO OR LESS, NO BENEFIT WILL BE PAYABLE.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Service Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE--0 TO 70--If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE--71 TO 75--If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES

EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract =
    (50% X (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% X 100,000) and $25,000 (50% X (150,000 - 100,000)).

EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract =
    (50% X ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% X $100,000) and $75,000 (50% X ($250,000 - $100,000)).

EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract =
    (50% X ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% X 100,000) and $17,500 (50% X ($135,000 - $100,000)).

EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% X $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% X ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% X $85,000) and $0 (50% X ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.  the Annuity Date;

2.  the date the Contract is surrendered;

3.  the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the Contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund and the Rider will terminate.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, provide that it may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's
85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90.

The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's
90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the payee with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the payee may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option selected does not produce an initial payment which meets this minimum, a single payment may be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or non-commutable "period certain" option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY OPTIONS" below.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs VIT Equity Index Fund, the Goldman Sachs VIT Structured U.S. Equity Fund and the Goldman Sachs VIT Money Market Fund.

The Company also provides these same options funded through the Fixed Account (fixed annuity payout). Regardless of how payments were allocated during the accumulation period, any of the variable payout options or the fixed payout options may be selected, or any of the variable payout options may be selected in combination with any of the fixed annuity payout options. The Company may offer other annuity options. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the payee's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

Where: (1) is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

       (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be made. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For LIFE ANNUITY OPTIONS AND NONCOMMUTABLE FIXED PERIOD CERTAIN OPTIONS OF TEN YEARS OR MORE, the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by
     (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For ALL COMMUTABLE FIXED PERIOD CERTAIN OPTIONS, ANY NONCOMMUTABLE FIXED PERIOD CERTAIN OPTION OF LESS THAN TEN YEARS AND ALL VARIABLE PERIOD CERTAIN OPTIONS, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.20% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor. For an illustration of an Accumulation Unit calculation using a hypothetical example, see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge equal to an annual rate of 0.20% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAI's of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the date of issue, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" below.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT .

If you elected one of the M-GAP Riders prior to their discontinuance on January 31, 2002, the applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of the following:

    1. Optional Minimum Guaranteed Annuity Payout Rider
       (M-GAP) with a ten-year waiting period:                  0.25%

    2. Optional Minimum Guaranteed Annuity Payout Rider
       (M-GAP) with a fifteen-year waiting period:              0.15%

For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

    2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law. If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contracts Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value in the case of surrender and/or a withdrawal or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories:

(1) New Payments--payments received by the Company during the nine years preceding the date of the surrender;

(2) Old Payments--accumulated payments invested in the Contract for more than nine years; and

(3) the amount available under the Withdrawal Without Surrender Charge provision.

See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

                                                         CHARGE AS PERCENTAGE OF
COMPLETE YEARS FROM DATE OF PAYMENT                      NEW PAYMENTS WITHDRAWN
-----------------------------------                      -----------------------
Less than 2............................................             8%
Less than 3............................................             7%
Less than 4............................................             6%
Less than 5............................................             5%
Less than 6............................................             4%
Less than 7............................................             3%
Less than 8............................................             2%
Less than 9............................................             1%
Thereafter.............................................             0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 8.0% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

In addition, except in New Jersey (where not permitted by state law), the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:

(1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days; or

(2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care, which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

WHERE SURRENDER CHARGES HAVE BEEN WAIVED UNDER ANY OF THE SITUATIONS DISCUSSED ABOVE, NO ADDITIONAL PAYMENTS UNDER THE CONTRACT WILL BE ACCEPTED UNLESS REQUIRED BY STATE LAW.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES. From time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

(1) the size and type of group or class, and the persistency expected from that group or class;

(2) the total amount of payments to be received, and the manner in which payments are remitted;

(3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

(4) other transactions where sales expenses are likely to be reduced; or

(5) the level of commissions paid to registered representatives, selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on contracts, where either the Owner or the Annuitant on the date of issue is within the following classes of individuals ("eligible persons"):

(1) any employee and director of the Company;

(2) any retiree who elected to retire on his/her retirement date;

(3) the immediate family members of those persons identified in (1) and
    (2) above residing in the same household; and

(4) any beneficiary who receives a death benefit under a deceased employees or retiree's progress sharing plan.

For purposes of the above class of individuals, "the Company" includes affiliates and subsidiaries; "immediate family members" means children, siblings, parents and grandparents; "retirement date" means an employee's early, normal or late retirement date as defined in the Company's pension plan or any successor plan, and "progress sharing" means the First Allmerica Financial Life Insurance Company Employee's Matched Savings Plan or any successor plan.

Finally, if permitted under state law, surrender charges will be waived under a
Section 403(b) Contract where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's
Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

    Where (1) is: 100% of Cumulative Earnings (calculated as the Accumulated
               Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

    Where (2) is: 10% of the Accumulated Value as of the Valuation Date the
               Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

    Where (3) is: The amount calculated under the Company's life expectancy distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530 which is equal to the greatest of:

(1) Cumulative Earnings ($1,000);

(2) 10% of Accumulated Value ($1,500); or

(3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in first-out ("LIFO") basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Service Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years, a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more. A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account, on any date other than on the day following the expiration of that Guarantee Period, will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days (but not more than 75 days) prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Service Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                             [(1+i)/(1+j)](n/365)-1

    where: i is the Guaranteed Interest Rate expressed as a decimal for (example: 3% = 0.03) being credited to the current Guarantee Period;

          j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

          n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B--SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, LESS ANY CONTRACT FEES OR CHARGES THAT ARE APPLICABLE TO THE GUARANTEE PERIOD ACCOUNTS. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period;

and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

    - the Contract must be owned by an individual;

    - Separate Account investments must be "adequately diversified";

    - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

    - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

    - certain Contracts acquired by a decedent's estate due to the death of the decedent;

    - certain Qualified Contracts;

    - certain Contracts used with structured settlement agreements; and

    - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

FEDERAL DEFENSE OF MARRIAGE ACT. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

DELAYED ANNUITY DATES. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.

2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.

3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for annuity payments is the payment times the ratio of the investment in the contract allocated to the Annuity Option and adjusted for any period certain or refund feature, to the expected value of the annuity payments.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

4. TAXATION OF DEATH BENEFIT

Amounts may be distributed upon your or the Annuitant's death. A death benefit is includible in income and:

    - if distributed in a lump sum is taxed like a full withdrawal, or

    - if distributed under an Annuity Option is taxed like annuity payments.

5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

    - received on or after you reach age 59 1/2,

    - received due to your disability,

    - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law),

    - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually,

    - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.

6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "Aggregation of Contracts") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

    - received after you reach age 59 1/2,

    - received after your death or because of your disability, or

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

    - Roth IRA contributions are never deductible,

    - "qualified distributions" from a Roth IRA are excludable from income,

    - mandatory distribution rules do not apply before death,

    - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code,

    - special eligibility requirements apply, and

    - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012.

Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax consequences associated with the Contracts.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

    - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

    - earnings on those contributions; and

    - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers, or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

    - minimum distributions required under Section 401(a)(9) of the Code;

    - certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments;" and

    - hardship distributions.

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

F. OTHER TAX ISSUES

1. FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

2. GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

3. ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES IN 2010.

In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

4. MEDICARE TAX.

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

5. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

6. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

7. FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

8. POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-533-7881. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund.

While a loan is outstanding, you may continue to make purchase payments to the Contract through your 403(b) or qualified plan.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to close Sub-Accounts to new investments or transfers, and to make substitutions for the shares of the funds that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Funds no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to the Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although neither the Company nor any of the underlying investment companies currently foresee any such disadvantages to either variable life owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class;

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law;

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act;

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account;

(5) to change the methodology for determining the net investment factor;

(6) to change the names of the Variable Account or of the Sub-Accounts; and

(7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION

Effective January 22, 2008, Epoch Securities, Inc. ("Epoch" or "Principal Underwriter"), a Delaware company located at 132 Turnpike Road, Southborough, Massachusetts 01772, became principal underwriter for the Policies. Epoch is a wholly-owned subsidiary of The Goldman Sachs Group, Inc.

The Company paid commissions not to exceed 6.0% of payments to registered representatives of VeraVest. Certain registered representatives may receive commissions not to exceed 6.0% on subsequent payments. Alternative commission schedules may be in effect that paid lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Accumulated Value. Certain managers were paid overriding commissions ranging up to no more than 2% of payments.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and expense risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charges assessed on the Contract will be retained by the Company except for amounts it may pay to Epoch for services it performs and expenses it may incur as principal underwriter and general distributor.

                                 LEGAL MATTERS

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

    - the Separate Account; or

    - the ability of the principal underwriter to perform its contract with the Separate Account; or

    - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the Securities and Exchange Commission.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least nine full Contract years.

STATE RESTRICTIONS: In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

    If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If the Contract is issued on or after the Annuitant's 60th birthday up through and including the Annuitant's
    81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If the Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time. If an allocation designated as a Fixed Account allocation is received at the Service Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund.

The Fixed Account is not available to Owners who purchase the Contract in the state of Oregon.

                                   APPENDIX B
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER--Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

                                                               WITHDRAWAL
                                               HYPOTHETICAL      WITHOUT      SURRENDER
                                               ACCUMULATED      SURRENDER       CHARGE     SURRENDER
CONTRACT YEAR                                     VALUE       CHARGE AMOUNT   PERCENTAGE    CHARGE
-------------                                  ------------   -------------   ----------   ---------
 1...........................................  $ 54,000.00     $ 5,400.00         8%       $3,888.00
 2...........................................    58,320.00       8,320.00         8%        4,000.00
 3...........................................    62,985.60      12,985.60         7%        3,500.00
 4...........................................    68,024.45      18,024.45         6%        3,000.00
 5...........................................    73,466.40      23,466.40         5%        2,500.00
 6...........................................    79,343.72      29,343.72         4%        2,000.00
 7...........................................    85,691.21      35,691.21         3%        1,500.00
 8...........................................    92,546.51      42,546.51         2%        1,000.00
 9...........................................    99,950.23      49,950.23         1%          500.00
10...........................................   107,946.25      57,946.25         0%            0.00

WITHDRAWALS--Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Value.

                                                                    WITHDRAWAL
                                      HYPOTHETICAL                    WITHOUT      SURRENDER
                                      ACCUMULATED                    SURRENDER       CHARGE     SURRENDER
CONTRACT YEAR                            VALUE       WITHDRAWALS   CHARGE AMOUNT   PERCENTAGE    CHARGE
-------------                         ------------   -----------   -------------   ----------   ---------
 1..................................   $54,000.00    $     0.00     $ 5,400.00         8%        $  0.00
 2..................................    58,320.00          0.00       8,320.00         8%           0.00
 3..................................    62,985.60          0.00      12,985.60         7%           0.00
 4..................................    68,024.45     30,000.00      18,024.45         6%         718.53
 5..................................    41,066.40     10,000.00       4,106.68         5%         294.67
 6..................................    33,551.72      5,000.00       3,355.17         4%          65.79
 7..................................    30,835.85     10,000.00       3,083.59         3%         207.49
 8..................................    22,502.72     15,000.00       2,250.27         2%         254.99
 9..................................     8,102.94          0.00         810.29         1%           0.00
10..................................     8,751.17          0.00       1,248.45         0%           0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)](n/365)- 1

For purposes of the examples below:

    i = the guaranteed interest rate being credited to the guarantee period.

    j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

    n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

The market value factor                   =       [(1+i)/(1+j)](n/365)- 1

                                          =       [(1+.08)/(1+.11)](2555/365)- 1

                                          =       (.97297)(7)- 1

                                          =       -.17452

The Market Value Adjustment               =       Maximum of the market value factor multiplied by
                                                  the withdrawal or the negative of the excess
                                                  interest earned over 3%

                                          =       Maximum (-.17452 X $62,985.60 or -$8,349.25)

                                          =       Maximum (-$10,992.38 or -$8,349.25) =
                                                  -$8,349.25

------------------------

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

The market value factor                   =       [(1+i)/(1+j)](n/365)- 1

                                          =       [(1+.08)/(1+.10)](2555/365)- 1

                                          =       (.98182)(7)- 1

                                          =       -.12054

The Market Value Adjustment               =       the market value factor multiplied by the
                                                  withdrawal

                                          =       -.12054 X $62,985.60

                                          =       -$7,592.11

------------------------

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

The market value factor                   =       [(1+i)/(1+j)](n/365)- 1

                                          =       [(1+.08)/(1+.05)](2555/365)- 1

                                          =       (1.02857)(7)- 1

                                          =       .21798

The Market Value Adjustment               =       Minimum of the market value factor multiplied by
                                                  the withdrawal or the excess interest earned
                                                  over 3%

                                          =       Minimum of (.21798 X $62,985.60 or $8,349.25)

                                          =       Minimum of ($13,729.78 or $8,349.25)

                                          =       $8,349.25

------------------------

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

The market value factor                   =       [(1+i)/(1+j)](n/365)- 1

                                          =       [(1+.08)/(1+.07)](2555/365)- 1

                                          =       (1.00935)(7)- 1

                                          =       .06728

The Market Value Adjustment               =       the market value factor multiplied by the
                                                  withdrawal

                                          =       .06728 X $62,985.60

                                          =       $4,237.90

------------------------

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                         WITHDRAWAL
                          HYPOTHETICAL     MARKET                                               HYPOTHETICAL
                          ACCUMULATED      VALUE         DEATH         DEATH         DEATH         DEATH
CONTRACT YEAR                VALUE       ADJUSTMENT   BENEFIT (A)   BENEFIT (B)   BENEFIT (C)     BENEFIT
-------------             ------------   ----------   -----------   -----------   -----------   ------------
 1......................   $53,000.00     $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
 2......................    53,530.00      500.00      54,030.00     55,125.00     53,000.00      55,125.00
 3......................    58,883.00        0.00      58,883.00     57,881.25     55,125.00      58,883.00
 4......................    52,994.70      500.00      53,494.70     60,775.31     58,883.00      60,775.31
 5......................    58,294.17        0.00      58,294.17     63,814.08     60,775.31      63,814.08
 6......................    64,123.59      500.00      64,623.59     67,004.78     63,814.08      67,004.78
 7......................    70,535.95        0.00      70,535.95     70,355.02     67,004.78      70,535.95
 8......................    77,589.54      500.00      78,089.54     73,872.77     70,535.95      78,089.54
 9......................    85,348.49        0.00      85,348.49     77,566.41     78,089.54      85,348.49
10......................    93,883.34        0.00      93,883.34     81,444.73     85,348.49      93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                                    WITHDRAWAL
                       HYPOTHETICAL                   MARKET                                               HYPOTHETICAL
                       ACCUMULATED                    VALUE         DEATH         DEATH         DEATH         DEATH
YEAR                      VALUE       WITHDRAWALS   ADJUSTMENT   BENEFIT (A)   BENEFIT (B)   BENEFIT (C)     BENEFIT
----                   ------------   -----------   ----------   -----------   -----------   -----------   ------------
 1...................   $53,000.00    $     0.00     $  0.00     $53,000.00    $52,500.00    $50,000.00     $53,000.00
 2...................    53,530.00          0.00      500.00      54,030.00     55,125.00     53,000.00      55,125.00
 3...................     3,883.00     50,000.00        0.00       3,883.00      4,171.13      3,972.50       4,171.13
 4...................     3,494.70          0.00      500.00       3,994.70      4,379.68      4,171.13       4,379.68
 5...................     3,844.17          0.00        0.00       3,844.17      4,598.67      4,379.68       4,598.67
 6...................     4,228.59          0.00      500.00       4,728.59      4,828.60      4,598.67       4,828.60
 7...................     4,651.45          0.00        0.00       4,651.45      5,070.03      4,828.60       5,070.03
 8...................     5,116.59          0.00      500.00       5,616.59      5,323.53      5,070.03       5,616.59
 9...................     5,628.25          0.00        0.00       5,628.25      5,589.71      5,616.59       5,628.25
10...................       691.07      5,000.00        0.00         691.07        712.70        683.44         712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

                                                                          HYPOTHETICAL
                                                           HYPOTHETICAL      MARKET
                                                           ACCUMULATED       VALUE       HYPOTHETICAL
YEAR                                                          VALUE        ADJUSTMENT    DEATH BENEFIT
----                                                       ------------   ------------   -------------
 1.......................................................   $53,000.00      $  0.00       $53,000.00
 2.......................................................    53,530.00       500.00        54,030.00
 3.......................................................    58,883.00         0.00        58,883.00
 4.......................................................    52,994.70       500.00        53,494.70
 5.......................................................    58,294.17         0.00        58,294.17
 6.......................................................    64,123.59       500.00        64,623.59
 7.......................................................    70,535.95         0.00        70,535.95
 8.......................................................    77,589.54       500.00        78,089.54
 9.......................................................    85,348.49         0.00        85,348.49
10.......................................................    93,883.34         0.00        93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K

THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2009.

                                                          YEAR ENDED DECEMBER 31ST
                     --------------------------------------------------------------------------------------------------
SUB-ACCOUNT            2009     2008     2007     2006     2005     2004     2003     2002     2001     2000     1999
-----------          -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
GOLDMAN SACHS VIT
  CORE FIXED INCOME
  FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of
    Period..........   1.998    2.217    2.107    2.051    2.044    1.995    1.959    1.838    1.728    1.590    1.629
  End of Period.....   2.258    1.998    2.217    2.107    2.051    2.044    1.995    1.959    1.838    1.728    1.590
  Units Outstanding
    at End of Period
    (in
    thousands)......  21.410   25.230   35,535   43,089   53,146   69,962   96,291  102,999  108,332   91,834  106,780

GOLDMAN SACHS VIT
  EQUITY INDEX FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of
    Period..........   2.376    3.842    3.702    3.253    3.162    2.908    2.309    3.012    3.474    3.874    3.265
  End of Period.....   2.956    2.376    3.842    3.702    3.253    3.162    2.908    2.309    3.012    3.474    3.874
  Units Outstanding
    at End of Period
  (in thousands)....  25,377   29,956   37,356   48,997   66,358   86,857  112,918   97,085  126,463  135,764  131,644

GOLDMAN SACHS VIT
  GOVERNMENT INCOME
  FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of
    Period..........   1.999    1.966    1.859    1.813    1.811    1.800    1.796    1.668    1.573    1.451    1.469
  End of Period.....   2.097    1.999    1.966    1.859    1.813    1.811    1.800    1.796    1.668    1.573    1.451
  Units Outstanding
    at End of Period
  (in thousands)....  13,502   17,980   21,540   25,119   31,920   41,890   64,567   95,203   59,275   42,354   51,711

GOLDMAN SACHS VIT
  GROWTH
  OPPORTUNITIES FUND
  (SERVICE SHARES)
  Unit Value:
  Beginning of
    Period..........   2.387    4.093    3.479    3.339    2.954    2.527    1.835    2.375    2.438    2.316    1.875
  End of Period.....   3.731    2.387    4.093    3.479    3.339    2.954    2.527    1.835    2.375    2.438    2.316
  Units Outstanding
    at End of Period
  (in thousands)....  10,148   12,410   15,605   21,026   30,692   40,196   47,472   63,322   76,419   81,632   81,133

GOLDMAN SACHS VIT
  MID CAP VALUE FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of
    Period..........   2.695    4.356    4.284    3.767    3.566    3.032    2.223    2.695    2.427    1.889    2.011
  End of Period.....   3.527    2.695    4.356    4.284    3.767    3.566    3.032    2.223    2.695    2.427    1.889
  Units Outstanding
    at End of Period
  (in thousands)....  13,005   15,595   20,393   26,246   32,822   43,892   62,834   73,932   75,512   84,657  103,456

GOLDMAN SACHS VIT
  MONEY MARKET FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of
    Period..........   1.520    1.508    1.458    1.413    1.396    1.403    1.413    1.410    1.372    1.308    1.262
  End of Period.....   1.500    1.520    1.508    1.458    1.413    1.396    1.403    1.413    1.410    1.372    1.308
  Units Outstanding
    at End of Period
  (in thousands)....  22,501   31,904   33,323   38,290   48,947   61,685   99,148  184,907  168,048  137,255  205,622

                                                          YEAR ENDED DECEMBER 31ST
                     --------------------------------------------------------------------------------------------------
SUB-ACCOUNT            2009     2008     2007     2006     2005     2004     2003     2002     2001     2000     1999
-----------          -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------

GOLDMAN SACHS VIT
  STRATEGIC GROWTH
  FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of
    Period..........   1.363    2.383    2.198    2.044    1.931    1.824    1.466    2.054    2.768    3.417    2.671
  End of Period.....   1.982    1.363    2.383    2.198    2.044    1.931    1.824    1.466    2.054    2.768    3.417
  Units Outstanding
    at End of Period
  (in thousands)....  30,601   36,291   44,312   56,681   74,016  100,514  135,926   97,683  130,588  144,445  136,939

GOLDMAN SACHS VIT
  STRATEGIC
  INTERNATIONAL
  EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of
    Period..........   1.222    2.300    2.164    1.807    1.632    1.446    1.149    1.445    1.869    2.084    1.605
  End of Period.....   1.546    1.222    2.300    2.164    1.807    1.632    1.446    1.149    1.445    1.869    2.084
  Units Outstanding
    at End of Period
  (in thousands)....  21,903   26,553   33,576   43,581   67,004   89,898  123,218  137,904  144,032  143,187  129,946

GOLDMAN SACHS VIT
  STRUCTURED U.S.
  EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of
    Period..........   1.840    2.969    3.066    2.761    2.643    2.429    1.930    2.559    3.124    3.503    2.748
  End of Period.....   2.192    1.840    2.969    3.066    2.761    2.643    2.429    1.930    2.559    3.124    3.503
  Units Outstanding
    at End of Period
  (in thousands)....  21,814   25,317   31,767   40,398   49,770   66,133   89,100  112,605  146,472  166,719  167,814

ALLIANCEBERNSTEIN
  VPS GROWTH AND
  INCOME PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of
    Period..........   0.816    1.396    1.351    1.172    1.137    1.037    0.796    1.039    1.053    1.000      N/A
  End of Period.....   0.968    0.816    1.396    1.351    1.172    1.137    1.037    0.796    1.039    1.053      N/A
  Units Outstanding
    at End of Period
  (in thousands)....  19,640   24,100   32,141   42,209   48,414   65,504   85,680  111,809  107,903   26,264      N/A

ALLIANCEBERNSTEIN
  VPS LARGE CAP
  GROWTH PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of
    Period..........   0.428    0.721    0.644    0.658    0.581    0.544    0.448    0.657    0.807    1.000      N/A
  End of Period.....   0.578    0.428    0.721    0.644    0.658    0.581    0.544    0.448    0.657    0.807      N/A
  Units Outstanding
    at End of Period
  (in thousands)....  23,019   29,012   40,336   55,573   76,799  102,546  142,071  125,366   89,664   41,877      N/A

ALLIANCEBERNSTEIN
  VPS SMALL/MID-CAP
  VALUE PORTFOLIO
  (CLASS B)
Unit Value:
  Beginning of
    Period..........   1.009    1.593    1.592    1.415    1.346    1.147    0.826    1.000      N/A      N/A      N/A
  End of Period.....   1.418    1.009    1.593    1.592    1.415    1.346    1.147    0.826      N/A      N/A      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   4,131    4,626    5,674    6,563    6,354    7,193    7,124    8,092      N/A      N/A      N/A

ALLIANCEBERNSTEIN
  VPS VALUE
  PORTFOLIO
  (CLASS B)
Unit Value:
Beginning of
  Period............   0.810    1.393    1.475    1.237    1.190    1.065    0.841    1.000      N/A      N/A      N/A
  End of Period.....   0.966    0.810    1.393    1.475    1.237    1.190    1.065    0.841      N/A      N/A      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   1,597    1,867    2,492    3,145    4,468    4,632    5,041    5,960      N/A      N/A      N/A

                                                          YEAR ENDED DECEMBER 31ST
                     --------------------------------------------------------------------------------------------------
SUB-ACCOUNT            2009     2008     2007     2006     2005     2004     2003     2002     2001     2000     1999
-----------          -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------

DELAWARE VIP
  INTERNATIONAL
  VALUE EQUITY
  SERIES
Unit Value:
  Beginning of
    Period..........   2.013    3.547    3.420    2.808    2.524    2.103    1.488    1.685    1.962    1.000    1.736
  End of Period.....   2.672    2.013    3.547    3.420    2.808    1.524    2.103    1.488    1.685    1.962    1.980
  Units Outstanding
    at End of Period
  (in thousands)....   7,713    9,295   11,983   15,137   18,929   22,097   28,413   35,925   45,358   57,144   63,396

DWS STRATEGIC
  VALUE VIP
  (CLASS A)
Unit Value:
  Beginning of
    Period..........   0.820    1.541    1.593    1.412    1.433    1.299    1.028    1.141    1.216    1.000      N/A
  End of Period.....   1.013    0.820    1.541    1.593    1.412    1.433    1.299    1.028    1.141    1.216      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   1,191    1,415    1,861    2,631    4,114    5,807    7,711    9,276   12,847    8,123      N/A

DWS TECHNOLOGY VIP
  (CLASS A)
Unit Value:
  Beginning of
    Period..........   0.270    0.510    0.453    0.456    0.446    0.444    0.307    0.484    0.726    1.000      N/A
  End of Period.....   0.427    0.270    0.510    0.453    0.456    0.446    .0444    0.307    0.484    0.726      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   7,333    8,137   10,107   14,478   19,054   29,415   36,309   46,709   61,599   39,623      N/A

EATON VANCE VT
  FLOATING
  RATE--INCOME FUND
Unit Value:
  Beginning of
    Period..........   0.780    1.087    1.085    1.044    1.020    1.006    0.992    1.003    1.000      N/A      N/A
  End of Period.....   1.110    0.780    1.087    1.085    1.044    1.020    1.006    0.992    1.003      N/A      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   3,475    2,972    4,733    6,715    6,972    8,142    6,745    6,606    5,031      N/A      N/A

FIDELITY VIP ASSET
  MANAGER(SM)
  PORTFOLIO
Unit Value:
  Beginning of
    Period..........   1.585    2.257    1.982    1.874    1.828    1.759    1.513    1.682    1.779    1.000    1.717
  End of Period.....   2.017    1.585    2.257    1.982    1.874    1.828    1.759    1.513    1.682    1.779    1.879
  Units Outstanding
    at End of Period
  (in thousands)....   9,042    9,493   11,467   14,627   18,873   25,020   30,953   39,943   56,014   69,447   78,861

FIDELITY VIP
  EQUITY-INCOME
  PORTFOLIO
Unit Value:
  Beginning of
    Period..........   2.631    4.656    4.653    3.928    3.765    3.426    2.667    3.259    3.479    1.000    3.107
  End of Period.....   3.376    2.631    4.656    4.653    3.928    3.765    3.426    2.667    3.259    3.479    3.256
  Units Outstanding
    at End of Period
  (in thousands)....  23,529   27,981   35,001   44,306   58,900   77,753  103,116  129,891  155,830  160,638  188,374

                                                          YEAR ENDED DECEMBER 31ST
                     --------------------------------------------------------------------------------------------------
SUB-ACCOUNT            2009     2008     2007     2006     2005     2004     2003     2002     2001     2000     1999
-----------          -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------

FIDELITY VIP GROWTH
  PORTFOLIO
Unit Value:
  Beginning of
    Period..........   2.272    4.365    3.488    3.313    3.177    3.119    2.382    3.458    4.261    1.000    3.586
  End of Period.....   2.873    2.272    4.365    3.488    3.313    3.177    3.119    2.382    3.458    4.261    4.857
  Units Outstanding
    at End of Period
  (in thousands)....  21,886   25,449   30,358   39,741   55,169   74,506   95,952  118,860  145,454  165,188  160,262

FIDELITY VIP HIGH
  INCOME PORTFOLIO
Unit Value:
  Beginning of
    Period..........   1.741    2.355    2.325    2.121    2.096    1.940    1.547    1.518    1.745    1.000    2.142
  End of Period.....   2.470    1.741    2.355    2.325    2.121    2.096    1.940    1.547    1.518    1.745    2.284
  Units Outstanding
    at End of Period
  (in thousands)....   9,106   10,768   14,775   18,468   23,701   31,613   42,370   53,459   75,143   89,452   97,498

FIDELITY VIP
  OVERSEAS PORTFOLIO
Unit Value:
  Beginning of
    Period..........   1.716    3.099    2.680    2.303    1.963    1.753    1.241    1.579    2.033    1.000    1.814
  End of Period.....   2.140    1.716    3.099    2.680    2.303    1.963    1.753    1.241    1.579    2.033    2.550
  Units Outstanding
    at End of Period
  (in thousands)....   9,536   11,299   13,297   16,512   20,504   27,367   35,468   47,396   63,236   72,650   58,821

FIDELITY VIP
CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO (SERVICE CLASS 2)
Unit Value:
  Beginning of
    Period..........   0.996    1.763    1.525    1.389    1.208    1.064    0.843    0.946    1.000      N/A      N/A
  End of Period.....   1.329    0.996    1.763    1.525    1.389    1.208    1.064    0.843    0.946      N/A      N/A
  Units Outstanding
    at End of Period
    (in
      thousands)....  14,305   17,306   20,729   26,940   29,669   28,056   25,489   23,143    6,027      N/A      N/A

FIDELITY VIP GROWTH
  OPPORTUNITIES
  PORTFOLIO(SERVICE CLASS 2)
Unit Value:
  Beginning of
    Period..........   0.456    1.032    0.852    0.823    0.768    0.729    0.572    0.744    0.884    1.000      N/A
  End of Period.....   0.654    0.456    1.032    0.852    0.823    0.768    0.729    0.572    0.744    0.884      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   2,494    2,743    2.892    3,464    4,224    6,851    8,315    8,451    8,713    4,701      N/A

FIDELITY VIP MID CAP
  PORTFOLIO
  PORTFOLIO
 (SERVICE CLASS 2)
Unit Value:
  Beginning of
    Period..........   1.251    2.101    1.849    1.669    1.435    1.168    0.857    1.000      N/A      N/A      N/A
  End of Period.....   1.722    1.251    2.101    1.849    1.669    1.435    1.168    0.857      N/A      N/A      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   4,597    6,243    7,819   12,512   14,845   11,728    9,987    8,762      N/A      N/A      N/A

                                                          YEAR ENDED DECEMBER 31ST
                     --------------------------------------------------------------------------------------------------
SUB-ACCOUNT            2009     2008     2007     2006     2005     2004     2003     2002     2001     2000     1999
-----------          -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------

FIDELITY VIP VALUE
  STRATEGIES
  PORTFOLIO
 (SERVICE CLASS 2)
Unit Value:
  Beginning of
    Period..........   0.750    1.561    1.503    1.314    1.302    1.161    0.748    1.000      N/A      N/A      N/A
  End of Period.....   1.161    0.750    1.561    1.503    1.314    1.302    1.161    0.748      N/A      N/A      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   2,056    1,887    2,502    2,937    4,078    5,714    6,841    2,668      N/A      N/A      N/A

FT VIP FRANKLIN
  GROWTH AND INCOME
  SECURITIES FUND
  (CLASS 2)
Unit Value:
  Beginning of
    Period..........   0.833    1.303    1.373    1.194    1.170    1.073    0.867    0.947    1.192    1.000      N/A
  End of Period.....   1.039    0.833    1.303    1.373    1.194    1.170    1.073    0.867    0.947    1.192      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   1,480    1,881    3,026    3,394    4,736    6,197    6,133    6,131    5,654    1,498      N/A

FT VIP FRANKLIN
  LARGE CAP GROWTH
  SECURITIES FUND
  (CLASS 2)
Unit Value:
  Beginning of
    Period..........   0.801    1.242    1.186    1.086    1.090    1.025    0.819    1.000      N/A      N/A      N/A
  End of Period.....   1.025    0.801    1.242    1.186    1.086    1.090    1.025    0.819      N/A      N/A      N/A
  Units Outstanding
    at End of Period
  (in thousands)....     743    1,024    1,381    1,663    2,261    2,580    2,074    1,207      N/A      N/A      N/A

FT VIP FRANKLIN
  SMALL-MID CAP
  GROWTH SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of
    Period..........  0. 512    0.903    0.824    0.769    0.745    0.678    0.501    0.713    0.854    1.000      N/A
  End of Period.....   0.724    0.512    0.903    0.824    0.769    0.745    0.678    0.501    0.713    0.854      N/A
  Units Outstanding
    at End of Period
  (in thousands)....  15,939   19,624   25,735   39,206   45,151   55,170   76,438   69,575   59,750   39,455      N/A

FT VIP MUTUAL SHARES
  SECURITIES FUND
  (CLASS 2)
Unit Value:
  Beginning of
    Period..........   0.929    1.498    1.469    1.259    1.156    1.041    0.844    1.000      N/A      N/A      N/A
  End of Period.....   1.154    0.929    1.498    1.469    1.259    1.156    1.041    0.844      N/A      N/A      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   4,138    4,067    4,789    5,495    5,103    5,702    5,848    4,311      N/A      N/A      N/A

FT VIP TEMPLETON
  FOREIGN SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of
    Period..........   1.037    1.765    1.551    1.296    1.194    1.022    0.784    1.000      N/A      N/A      N/A
  End of Period.....   1.401    1.037    1.765    1.551    1.296    1.194    1.022    0.784      N/A      N/A      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   5,181    6,468    8,590   11,597   13,063   17,180   24,466   19,374      N/A      N/A      N/A

                                                          YEAR ENDED DECEMBER 31ST
                     --------------------------------------------------------------------------------------------------
SUB-ACCOUNT            2009     2008     2007     2006     2005     2004     2003     2002     2001     2000     1999
-----------          -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------

INVESCO V.I. BASIC
  VALUE FUND
  (SERIES II SHARES)
Unit Value:
  Beginning of
    Period..........   0.595    1.256    1.258    1.130    1.088    0.996    0.758    1.000      N/A      N/A      N/A
  End of Period.....   0.867    0.595    1.256    1.258    1.130    1.088    0.996    0.758      N/A      N/A      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   7,807    8,827   11,894   16,946   43,925   58,754   83,127   57,284      N/A      N/A      N/A

INVESCO V.I. CAPITAL
  DEVELOPMENT FUND
  (SERIES II SHARES)
Unit Value:
  Beginning of
    Period..........   0.784    1.506    1.382    1.206    1.120    0.986    0.741    1.000      N/A      N/A      N/A
  End of Period.....   1.098    0.784    1.506    1.382    1.206    1.120    0.986    0.741      N/A      N/A      N/A
  Units Outstanding
    at End of Period
  (in thousands)....     423      517      625      756      930    1,348    1,884    3,831      N/A      N/A      N/A

INVESCO V.I. CAPITAL
  APPRECIATION FUND
  (SERIES I SHARES)
Unit Value:
  Beginning of
    Period..........   0.488    0.861    0.780    0.724    0.695    0.631    0.505    0.663    0.910    1.000      N/A
  End of Period.....   0.582    0.488    0.861    0.780    0.724    0.695    0.631    0.505    0.663    0.910      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   8,576   10,126   12,899   16,500   23.935   33,515   45,341   64,998   73,596   34,003      N/A

INVESCO V.I. CORE
  EQUITY FUND
  (SERIES I SHARES)
Unit Value:
  Beginning of
    Period..........   0.583    0.847    0.795    0.700    0.672    0.645    0.523    0.761    0.883    1.000      N/A
  End of Period.....   0.737    0.583    0.847    0.795    0.700    0.672    0.645    0.523    0.761    0.883      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   7,125    8,835    9,093   11,112   16,096   23,037   31,971   44,244   54,115   35,152      N/A

INVESCO V.I. GLOBAL
  HEALTH CARE FUND
  (SERIES I SHARES)
Unit Value:
  Beginning of
    Period..........   0.817    1.161    1.054    1.016    0.953    0.899    0.714    0.959    1.113    1.000      N/A
  End of Period.....   1.028    0.817    1.161    1.054    1.016    0.953    0.899    0.714    0.959    1.113      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   3,481    4,470    5,729    7,843   10,501   14,795   18,782   23,378   30,205   17,623      N/A

INVESCO V.I. LARGE
  CAP GROWTH FUND
  (SERIES I SHARES)
Unit Value:
  Beginning of
    Period..........   0.598    0.983    0.862    0.811    0.795    0.771    0.625    0.859    1.000      N/A      N/A
  End of Period.....   0.742    0.598    0.983    0.862    0.811    0.795    0.771    0.625    0.859      N/A      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   1,813    2,265    3,044    3,685    4,592    5,239    5,538    6,053    2,783      N/A      N/A

                                                          YEAR ENDED DECEMBER 31ST
                     --------------------------------------------------------------------------------------------------
SUB-ACCOUNT            2009     2008     2007     2006     2005     2004     2003     2002     2001     2000     1999
-----------          -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------
JANUS ASPEN JANUS
  PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of
    Period..........   0.458    0.773    0.929    0.623    0.608    0.592    0.457    0.633    0.855    1.000      N/A
  End of Period.....   0.614    0.458    0.772    0.929    0.623    0.608    0.592    0.457    0.633    0.855      N/A
  Units Outstanding
    at End of Period
  (in thousands)....  10,596   13,232   16,567   20,104   29,575   41,458   55,756   86,729  110,027   45,951      N/A
MFS-REGISTERED TRADEMARK-
  MID CAP GROWTH SERIES
  (SERVICE CLASS)
Unit Value:
  Beginning of
    Period..........   0.567    1.188    1.101    1.092    1.077    0.956    0.710    1.000      N/A      N/A      N/A
  End of Period.....   0.789    0.567    1.188    1.101    1.092    1.077    0.956    0.710      N/A      N/A      N/A
  Units Outstanding
    at End of Period
  (in thousands)....     732      968    1,315    1,938    3,638    5,322    6,591    3,341      N/A      N/A      N/A
MFS-REGISTERED TRADEMARK-
  NEW DISCOVERY SERIES
  (SERVICE CLASS)
Unit Value:
  Beginning of
    Period..........   0.711    1.194    1.184    1.064    1.028    0.982    0.747    1.000      N/A      N/A      N/A
  End of Period.....   1.142    0.711    1.194    1.184    1.064    1.028    0.982    0.747      N/A      N/A      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   1,848    1,703    1,453    1,689    1,933    2,682    3,162    4,210      N/A      N/A      N/A
MFS-REGISTERED TRADEMARK-
  TOTAL RETURN SERIES
  (SERVICE CLASS)
Unit Value:
  Beginning of
    Period..........   1.001    1.308    1.277    1.161    1.148    1.049    0.918    1.000      N/A      N/A      N/A
  End of Period.....   1.161    1.001    1.308    1.277    1.161    1.148    1.049    0.918      N/A      N/A      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   5,060    4,968    6,496    8,343   12,045   13,135   13,765    9,555      N/A      N/A      N/A
MFS-REGISTERED TRADEMARK-
  UTILITIES SERIES
  (SERVICE CLASS)
Unit Value:
  Beginning of
    Period..........   1.634    2.666    2.121    1.643    1.430    1.118    0.837    1.000      N/A      N/A      N/A
  End of Period.....   2.140    1.634    2.666    2.121    1.643    1.430    1.118    0.837      N/A      N/A      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   1,598    2,600    3,043    3,173    3,396    1,985    1,385      111      N/A      N/A      N/A
OPPENHEIMER BALANCED
  FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of
    Period..........   0.754    1.357    1.331    1.218    1.192    1.102    0.897    1.000      N/A      N/A      N/A
  End of Period.....   0.904    0.754    1.357    1.331    1.218    1.192    1.102    0.897      N/A      N/A      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   1,978    1,469    2,111    2,466    3,166    3,287    3,284    1,452      N/A      N/A      N/A

                                                          YEAR ENDED DECEMBER 31ST
                     --------------------------------------------------------------------------------------------------
SUB-ACCOUNT            2009     2008     2007     2006     2005     2004     2003     2002     2001     2000     1999
-----------          -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------

OPPENHEIMER CAPITAL
  APPRECIATION
  FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of
    Period..........   0.700    1.307    1.165    1.098    1.062    1.011    0.785    1.000      N/A      N/A      N/A
  End of Period.....   0.994    0.700    1.307    1.165    1.098    1.062    1.011    0.785      N/A      N/A      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   2,468    3,769    3,699    5,135    7,117    9,180    9,294    6,290      N/A      N/A      N/A

OPPENHEIMER GLOBAL
  SECURITIES FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of
    Period..........   1.015    1.725    1.650    1.427    1.269    1.084    0.770    1.000      N/A      N/A      N/A
  End of Period.....   1.393    1.015    1.725    1.650    1.427    1.269    1.084    0.770      N/A      N/A      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   3,772    3,949    5,781    7,116    8,504    8,861    7,989    7,708      N/A      N/A      N/A

OPPENHEIMER HIGH
  INCOME FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of
    Period..........   0.277    1.313    1.338    1.243    1.237    1.154    0.946    1.000      N/A      N/A      N/A
  End of Period.....   0.344    0.277    1.313    1.338    1.243    1.237    1.154    0.946      N/A      N/A      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   4,740    4,093    4,343    5,449    8,482   10,324   12,863    8,927      N/A      N/A      N/A

OPPENHEIMER MAIN
  STREET
  FUND-REGISTERED TRADEMARK-/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of
    Period..........   0.789    1.305    1.271    1.124    1.078    1.003    0.805    1.000      N/A      N/A      N/A
  End of Period.....   0.995    0.789    1.305    1.271    1.124    1.078    1.003    0.805      N/A      N/A      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   1,077    1,336    1,853    2,400    2,754    3,313    3,517    3,512      N/A      N/A      N/A

PIONEER EMERGING
  MARKETS VCT
  PORTFOLIO
  (CLASS II)
Unit Value:
  Beginning of
    Period..........   1.279    3.112    2.216    1.660    1.224    1.047    0.673    0.692    0.758    1.000      N/A
  End of Period.....   2.193    1.279    3.112    2.216    1.660    1.224    1.047    0.673    0.692    0.758      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   5,782    6,357    7,420    9,249   13,222   15,009   20,713   10,104    8,741    6,325      N/A

PIONEER REAL ESTATE
  SHARES VCT
PORTFOLIO(CLASS II)
Unit Value:
  Beginning of
    Period..........   1.402    2.308    2.895    2.153    1.902    1.425    1.076    1.067    1.007    1.000      N/A
  End of Period.....   1.818    1.402    2.308    2.895    2.153    1.902    1.425    1.076    1.067    1.007      N/A
  Units Outstanding
    at End of Period
  (in thousands)....   3,249    3,753    4,683    6,063    7,306    9,176    8,866   11,154    6,162    1,505      N/A

T. ROWE PRICE
  INTERNATIONAL
  STOCK PORTFOLIO
Unit Value:
  Beginning of
    Period..........   0.999    1.977    1.774    1.512    1.322    1.179    0.917    1.138    1.485    1.000    1.396
  End of Period.....   1.501    0.999    1.977    1.774    1.512    1.322    1.179    0.917    1.138    1.485    1.834
  Units Outstanding
    at End of Period
  (in thousands)....  13,214   15,387   18,966   25,058   26,725   36,671   49,874   81,388  115,669   77,533   68,032

                                   APPENDIX E
               IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Commonwealth Annuity and Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money by submitting your request in writing to us at our Service Center. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

The Contract is intended to meet the requirements of Section 408(b) of the Code,
Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the Owner must be nonforfeitable.

2.  The Contract must be nontransferable by the Owner.

3.  The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "REQUIRED DISTRIBUTIONS"). However,
Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under
Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your Beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated Beneficiary may receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated Beneficiary is your spouse, the Contract may be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see "ROLLOVERS AND DIRECT TRANSFERS"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your Beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for the Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for the Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS

1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under
Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $5,000 for 2010. After 2010, the limit may be indexed annually in $500 increments as determined by the Secretary of Treasury to reflect cost of living increases. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $12,000 for 2010 ($5,000 annual contribution for each individual, plus $1,000 for each individual who has attained age 50).

3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

    a.  The maximum annual contribution, or

    b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

       JOINT RETURNS:  $89,000-$109,000

       SINGLE TAXPAYERS:  $55,000-$65,000

The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $167,000 and $177,000. These amounts may be indexed for cost of living increases in future years.

To designate a contribution as nondeductible, you must file IRS Form 8606, NONDEDUCTIBLE IRAS. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional

IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

7. A taxpayer may qualify for a tax credit for contributions to an IRA, or for a tax exemption for distributions donated to charity in 2009, depending on the taxpayer's adjusted gross income.

E. SEP IRAS

1.  SEP IRA rules concerning eligibility and contributions are governed by Code
Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $49,000 (may be indexed for cost-of-living increases in future years) or 100% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAS

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $11,500 for 2010. After 2010, the limit may be indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $245,000 of compensation in 2010, as may be adjusted for inflation in future years). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (I.E., matching contributions and non-elective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (E.G., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

You must start receiving minimum distributions required under the Contract and
Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (I.E., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated Beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAS

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the Owner is alive. However, after the death of a Roth IRA Owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA Owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAS

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).

The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

    (a) the excess of (i) your adjusted gross income for the taxable year, over
    (ii) the "applicable dollar amount," bears to

    (b) $15,000 (or $10,000 if you are married).

For this purpose, "adjusted gross income" is determined under the Code and
(1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $166,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $105,000 for any other individual. These amounts may be indexed for cost of living increases in future years.

A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS

1. ROLLOVERS AND TRANSFERS--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA. Beginning in 2010, adjusted gross income and filing status limitations on Roth IRA conversions no longer apply.

You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. TAXATION OF ROLLOVERS AND TRANSFERS TO ROTH IRAS--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. Income from a conversion in 2010 can be recognized one-half in 2011 and one-half in 2012, rather than all in 2010.

3. TRANSFERS OF EXCESS IRA CONTRIBUTIONS TO ROTH IRAS--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. TAXATION OF CONVERSIONS OF IRAS TO ROTH IRAS--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NON-QUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. SEPARATE ROTH IRAS--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAS

1. QUALIFIED DISTRIBUTIONS--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59(1/a)(2), (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (I.E., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. NONQUALIFIED DISTRIBUTIONS--A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59(1/a)(2), unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

1.  To amounts that are rolled over or transferred tax free;

2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your Beneficiary;

4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums; or

5. To a distribution mode during a specified time period to a reservist who is called or ordered to active duty for a period in excess of 170 days or for an indefinite period.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: The Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. We deduct a daily charge from your Separate Account Contract Value equal to 1.45%, on an annual basis, of Separate Account Contract Value. May vary if optional riders are elected.

2. An annual Contract Fee of $30.00 will be assessed against the Separate Account and Fixed Account Value each Contract Year.

3. Withdrawal charges will be assessed based on the Contribution Years elapsed as described in the prospectus under the heading "Withdrawal Charge."

4. The method used to compute and allocate the annual earnings is contained in the prospectus under the heading "Accumulation Unit Value" for Separate Account Contract Value.

5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Subaccounts or rates of interest as declared by Commonwealth Annuity.